MONUMENT SERIES FUND

MONUMENT DIGITAL TECHNOLOGY FUND
(formerly Monument Internet Fund)
MONUMENT MEDICAL SCIENCES FUND
MONUMENT GENOMICS FUND
MONUMENT TELECOMMUNICATIONS FUND

November 15, 2000

Dear Shareholder:

	Monument Series Fund has a new prospectus dated November 15, 2000, reflecting some important changes that have been made on behalf of the Funds. We are writing to summarize those changes for you and to include a current prospectus. If you have questions or comments please call us at 888-420-9950. Of course, you can also find the prospectus and additional information on our website at www.monumentfunds.com.

	As you can see by the header to this
letter, Monument Internet Fund has now become
Monument Digital Technology Fund.   This change
reflects our view that the Internet company market has matured into the second stage of the "Internet economy," and we have broadened the Fund's investment strategy to reflect opportunities in that stage. In light of the recent market downturn in first stage internet stocks, a fundamental market shift has taken place in the sector. Accordingly, the Fund began months ago to shift its focus to leading companies providing infrastructure, enabling technologies, and communications. In this regard, changing the name to Monument Digital
Technology Fund more accurately reflects the Fund's current holdings and its anticipated future direction.

Monument Advisor's portfolio management
team includes members with specific scientific and technical expertise that has enabled Monument
Series Fund to add a portfolio specializing in genomics-related companies. You can learn more about the Monument Genomics Fund in the prospectus.

We also wish to bring to your attention an important change to the expense limitation arrangement. The Funds have each entered into an agreement with the investment advisor to cap expenses at a certain level. Given market conditions and other circumstances, the Board of Trustees has voted to raise the cap from the previous increase instituted effective June 30, 2000. Specifically, the new prospectus reflects that the Digital Technology, Medical Sciences and
Telecommunications Funds have an expense cap of 2.75% on Class A Shares (up from 2.25%), and
3.25% on Class B and Class C Shares (up from
3.00%). There is no guarantee that the current levels will be maintained. At the same time, given the increased asset size of the Funds, expenses have come down considerably. While the result is that the Fund's expenses may not exceed the cap, so that the Advisor no longer needs to waive or reduce its fee, this also gives the Advisor an opportunity to recoup fees waived or expenses reimbursed in the past. Overall, the Board of Trustees has determined that this change is in the best interests of the Funds.

Again, if you have any questions, please call us at 888-420-9950.


	Sincerely,

								Dave

						David A. Kugler

							President

[MONUMENT FUNDS GROUP, INC. LOGO]



MONUMENT SERIES FUND

MONUMENT DIGITAL TECHNOLOGY FUND
(formerly Monument Internet Fund)
MONUMENT GENOMICS FUND
MONUMENT MEDICAL SCIENCES FUND
MONUMENT TELECOMMUNICATIONS FUND
Prospectus dated November 15, 2000

This Prospectus describes the Monument Digital
Technology Fund (formerly Monument Internet
Fund), Monument Genomics Fund, Monument Medical
Sciences Fund, and Monument Telecommunications
Fund (each, a "Fund"; collectively, the "Funds").
Each Fund represents a separate series of common stock of Monument Series Fund (the "Company").
Each series offers four classes of shares: Class
A Shares with a front-end sales charge, Class B
Shares subject to a contingent deferred sales charge, Class C Shares with a reduced front-end sales charge and a contingent deferred sales charge, and Class Y Shares for certain institutional investors. Class A Shares, B Shares and C Shares are offered by this prospectus.
Class Y Shares are offered pursuant to a separate prospectus, which may be obtained by contacting
Monument Series Fund. (See "Buying Fund Shares.")

Monument Digital Technology Fund (formerly
Monument Internet Fund) seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of companies involved in or supporting digital technology industries, including
Internet-related businesses.

Monument Genomics Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of companies facilitating genomics research.

Monument Medical Sciences Fund seeks to
maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of medical sciences companies.

Monument Telecommunications Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of telecommunications companies.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or completeness of this Prospectus. It is a criminal offense to suggest otherwise.

TABLE OF CONTENTS


	Page
The Funds
	3
Investment
Objectives
	3
Principal
Investment
Strategies
	3
Temporary
Defensive
Positions
	4
Specific Risk
Considerations
	4
General Risk
Considerations
	4
Table of Fees and
Expenses
	10
The Company
	13
Buying Fund Shares
	14
Distribution
Arrangements
	15
Exchanging Fund
Shares
	18
Redeeming Fund
Shares
	18
Dividends and
Distributions
	19
Tax Considerations
	19
Services To Help
You Manage Your
Account
	20
Proper Form
	20
Share Certificates
	21
Retirement Plan
Accounts
	21
Financial
Highlights
Information
	22



THE FUNDS

The following discussion describes the
investment objectives, principal strategies and risks of each Fund. Investment objectives are fundamental policies and cannot be changed without the approval of a majority of the relevant Fund's outstanding shares. As with any mutual fund, there can be no guarantee that investment objectives will be met.

Investment Objectives

Monument Digital Technology Fund  (formerly
Monument Internet Fund). The Digital Technology
Fund's investment objective is to maximize long-term appreciation of capital.

Monument Genomics Fund. The Genomics Fund's investment objective is to maximize long-term appreciation of capital.

Monument Medical Sciences Fund.  The Medical
Sciences Fund's investment objective is to maximize long-term appreciation of capital.

Monument Telecommunications Fund.  The
Telecommunications Fund's investment objective is to maximize long-term appreciation of capital.

Principal Investment Strategies

Digital Technology Fund  (formerly Monument
Internet Fund). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in the common stock of companies involved in or supporting digital technology industries, including Internet or Internet-related businesses. Digital technology industries include, but are not limited to: communications and communications equipment; computer hardware, peripherals and software; networking equipment;
digital consumer electronics; semiconductors and semiconductor equipment; and other emerging technologies that utilize digital processes. The industry also includes companies engaging in "second-phase" Internet-related businesses that involve infrastructure, enabling technologies and communications, and typically derive at least 50% of their assets, gross income, or net profits from the research, design, development, manufacture, or distribution of products, processes or services for use with Internet or Intranet-related businesses.

The Internet is a global matrix of computers and computer networks connected by a high-speed infrastructure, which allows users to communicate quickly, and easily with each other. An Intranet is the application of Internet tools and concepts within a company's internal communications network. Currently, the most popular application on the Internet is the World Wide Web ("www"), a graphic-user-interface which allows information sharing and data transfer. Other Internet applications include e-mail, Intranet, extranet, and electronic commerce.

Genomics Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in the common stocks of companies engaged in genomics research, or companies providing equipment or services to companies in genomics-related fields. Such companies may include, but are not limited to, entities involved in gene therapy, biodiversity projects, healthcare and drug development and design.

Medical Sciences Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in the common stock of companies principally engaged in research, development, production and distribution of medical products and services.
Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; and companies engaged in medical, diagnostic, biochemical and biotechnological research and development.

Telecommunications Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in the common stock of companies engaged in virtually all aspects of communications services and technologies. These companies may provide network systems and equipment; serve as public and private carriers, whether land-based, wireless or satellite, or provide or distribute value-added services or products.

When selecting investments, Monument Advisors,
Ltd., the investment advisor to each of the Funds
("Monument Advisors" or "Advisors"), will choose from among the companies that it believes are developing new or innovative products, services or processes that can enhance the companies' prospects for future earnings growth. Some of these companies may not have an established history of revenue or earnings at the time a Fund becomes an investor. Dividend income, if any, is likely to be incidental.

TEMPORARY DEFENSIVE POSITIONS

For temporary defensive purposes, each Fund may make investments that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If that occurs, the Fund may not achieve its investment objective. The Funds may also engage in transactions that are not part of their principal investment strategies, such as trading in derivatives, including options, and lending portfolio securities. These strategies are discussed in the Statement of Additional
Information ("SAI").

SPECIFIC RISK CONSIDERATIONS

Digital Technology Fund.  The Digital
Technology Fund invests primarily in companies involved in or supporting digital technology industries, which includes those engaged in Internet and Intranet-related activities. The value of this type of company is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the
Digital Technology Fund may experience greater volatility than funds not subject to these types of risks. The Digital Technology Fund is diversified, and may also invest in small companies and technology and research companies, the risks of which are described below under "General Risk Considerations."

Genomics and Medical Sciences Funds. The economic prospects of health and life sciences companies can dramatically fluctuate due to changes in the regulatory and competitive environment in which these companies operate. A substantial portion of health services and research may be funded or subsidized by the government, and so changes in government policy at the federal or state level may affect the demand for health care products or services, and the continuation or success of research and development efforts. Regulatory approvals often entail lengthy application and testing procedures and are generally required before new drugs and certain medical devices may be introduced.
Medical sciences and genomics companies face lawsuits related to product liability and other issues. Many products and services provided by medical science companies and businesses engaged in genomics-related activities require substantial capital investment and are subject to rapid obsolescence. Moreover, research efforts undertaken by companies in which the Genomics
Fund invests may not result in the production of commercially viable products. The Medical
Sciences and Genomics Funds may also invest in small companies, as well as technology and research companies, the risks of which are described below under "General Risk
Considerations."

Telecommunications Fund.  The economic
prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world.
Most products or services provided by
telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. The Telecommunications Fund is diversified, and may also invest in small companies, the risks of which are described below under "General Risk Considerations".

GENERAL RISK CONSIDERATIONS

Small Companies. Each of the Funds may invest in companies with small market capitalization
(i.e., less than $500 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (1) they may lack depth of management; (2) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms;
and (3) they may be developing or marketing new products or services for which markets are not yet established and may never become established.
Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect the value of any Fund investing in small company shares to be more volatile than the shares of mutual funds investing primarily in larger company stocks.

Technology and Research Companies. Consistent with its investment objective, each of the Funds expects to invest a portion of its assets in securities of companies involved in biological technologies, computing technologies, or communication technologies (collectively,
"technology sectors"), and companies related to these industries. Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis.
The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. Advisors will seek to reduce such risks through extensive research, and emphasis on more globally-competitive companies. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

Other Investments.  In addition to the
investment strategies described above, each of the Funds may engage in other strategies such as derivatives, securities lending and foreign investing. Investments in derivatives, such as options, can significantly increase a Fund's exposure to market risk or credit risk of the counterparty, as well as improper valuation and imperfect correlation. The risk in lending portfolio securities, as with other extensions of secured credit, consists of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Foreign investing involves currency risk and the possibility of adverse change in the investment or political climate of the jurisdiction in which the securities are sold.
The Funds may also invest in unregistered equity offerings which may or may not subsequently be offered to the public. Unregistered offerings are subject to the investment limitations associated with investments in restricted and/or illiquid securities. See the SAI for more detail.
                [DIGITAL TECHNOLOGY FUND GRAPH CLASS A SHARES]




	Monument
Digital
	Technology
Fund Class A

	Nasdaq-
100 Index

	Inter@
ctive
Since Inception
(November 16, 1998)
	313.65%
	151.50%
	236.52
%
1 Year ended December
31, 1999
	271.74%
	102.10%
	167.57
%

During the period shown in the bar chart the highest return for a calendar quarter was 91.86%
(quarter ended 3/31/99) and the lowest return for a calendar quarter was 1.17% (quarter ended
9/30/99). The return for the quarter ended
9/30/00 was (10.28%).

Past performance is not predictive of future performance. Performance figures in the bar chart do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. There is currently a maximum sales charge of 5.75% imposed on the purchase of Monument Digital Technology
Fund Class A Shares. Reduced sales charges may apply. Had the sales charge been included, returns would have been less than those shown.



Average Annual Total Returns
for the periods ended December 31, 1999




	1
Year
	Since
inception
	(November
16, 1998)
Monument Digital
Technology Fund Class A
	271.
74%
	313.65%
Nasdaq-100 Index
	102.
10%
	151.50%
Inter@ctive Week
Internet Index
	167.
57%
	236.52%

The Nasdaq-100 Index(R) represents the largest and most active non-financial domestic and international issues listed on The Nasdaq Stock
Market(R) based on market capitalization. The companies included in the index reflect the Nasdaq stock market's largest companies across major industry groups, which include computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. The index was established in January 1985, and as of December 21, 1998 the Nasdaq-100 Index was re-balanced to a modified market capitalization weighted index. Weightings are adjusted as needed on a quarterly basis. Numbers shown reflect the reinvestment of dividends.

The Fund previously used the S&P 500 as its broad-based index, but has replaced that index with The Nasdaq-100 Index as being more representative of the focus of the Fund. The S&P
500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market.

The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The index was developed with a base value of 66.66 as of August
15, 1995. Effective on March 22, 1999, there was a 3-1 split of the index.


                       [MEDICAL SCIENCES GRAPH CLASS A SHARES]



	Monument
Medical
	Sciences
Fund Class A

	S&P
500

	Russel
l 2000
Since Inception
(January 6, 1998)
	45.98%
	24.4
%
	9.48%
1 Year ended
December 31, 1999
	66.96%
	19.4
7%
	21.29%

During the period shown in the bar chart the highest return for a calendar quarter was 57.35%
(quarter ended 12/31/99) and the lowest return for a calendar quarter was (0.98%) (quarter ended
3/31/99). The return for the quarter ended
9/30/00 was 9.55%.

Past performance is not predictive of future performance. Performance figures in the bar chart do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. There is currently a maximum sales charge of 5.75% imposed on the purchase of Monument Medical Sciences Fund
Class A Shares. Reduced sales charges may apply.
Had the sales charge been included, and had certain fees and expenses not been voluntarily waived or reimbursed, returns would have been less than those shown.

Average Annual Total Returns
(for the periods ended December 31, 1999)




	1 Year
	Since
inception
	(January
6, 1998)
Monument Medical
Sciences Fund Class A
	66.96%
	45.98%
S&P 500 Index
	19.47%
	24.40%
Russell 2000 Index
	21.29%
	9.48%

The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000
Index, representing approximately 11% of the Russell 3000 total market capitalization.


[TELECOMMUNICATIONS FUND GRAPH CLASS A SHARES]




	Monument
	Telecommunicat
ions Fund
	Class A


	S&P
500

	NASDAQ
	Telecommuni
cations
Since Inception
(January 6, 1998)
	59.92%
	25.1
9%
	82.79%
1 Year ended
December 31, 1999
	90.58%
	20.9
8%
	102.47%

During the period shown in the bar chart the highest return for a calendar quarter was 33.25%
(quarter ended 12/31/99) and the lowest return for a calendar quarter was 6.56% (quarter ended
9/30/99). The return for the quarter ended
9/30/00 was (15.08%).

Past performance is not predictive of future performance. Performance figures in the bar chart do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. There is currently a maximum sales charge of 5.75% imposed on the purchase of Monument Telecommunications
Fund Class A Shares. Reduced sales charges may apply. Had the sales charge been included, and had certain fees and expenses not been voluntarily waived or reimbursed, returns would have been less than those shown.

Average Annual Total Returns
(for periods ended December 31, 1999)




	1
Year
	Since
inception
	(January
6, 1998)
Monument
Telecommunications Fund
Class A
	90.5
8%
	59.92%
S&P 500 Index
	20.9
8%
	25.19%
NASDAQ
Telecommunications Index
	102.
47%
	82.79%

The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NASDAQ Telecommunications Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the telecommunications sector. The index was developed with a base value of 100 as of February
5, 1971.



TABLE OF FEES AND EXPENSES

The following table is designed to help you understand the fees and expenses that you may pay, both directly and indirectly, by investing in each of the Funds.

	Shareholder Fees



	(fees paid directly from your
investment)
	Clas
s A
	Clas
s B
	Clas
s C




Maximum Sales Charge (Load)(1)
5.75
%
None
1.00
%
Maximum Deferred Sales Charge
(Load)
None
5.00
%(2)
1.00
%(3)
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
  and Distributions

None

None

None
Redemption Fees
None
None
None
Exchange Fees
None
None
None
Annual Fund Operating Expenses



(expenses that are deducted from
fund assets as a percentage



of average net assets)






	Digital Technology
Fund
	(formerly Internet
Fund)

	Class
A
	Class
B
	Class
C
Advisory Fee
	1.25%
	1.25%
	1.25%
Distribution (12b-1)
Fees(4)
	0.50%
	1.00%
	1.00%
Other Expenses

	0.4
7%

	0.6
9%

	1.1
8%
Total Annual Fund
Operating Expenses(5)
	2.22%
	2.94%
	3.43%

	Genomics Fund

	Class
A
	Class
B
	Class
C
Advisory Fee
	1.25%
	1.25%
	1.25%
Distribution (12b-1)
Fees(4)
	0.50%
	1.00%
	1.00%
Other Expenses(6)

	1.7
3%

	1.9
3%

	1.9
3%
Total Annual Fund
Operating Expenses(5)
	3.48%
	4.18%
	4.18%

	Medical Sciences
Fund

	Class
A
	Class
B
	Class
C
Advisory Fee
	1.25%
	1.25%
	1.25%
Distribution (12b-1)
Fees(4)
	0.50%
	1.00%
	1.00%
Other Expenses

	0.9
1%

	0.7
5%

	1.0
9%
Total Annual Fund
Operating Expenses(5)
	2.66%
	3.00%
	3.34%

	Telecommunications
Fund

	Class
A
	Class
B
	Class
C
Advisory Fee
	1.25%
	1.25%
	1.25%
Distribution (12b-1)
Fees(4)
	0.50%
	0.50%
	1.00%
Other Expenses

	1.1
3%

	1.1
3%

	1.5
1%
Total Annual Fund
Operating Expenses(5)
	2.88%
	3.38%
	3.76%



(1)	As a percentage of offering price. Reduced
rates apply to purchases over $50,000, and the sales charge is waived for certain classes of investors. See "Buying Fund Shares-Public
Offering Price" and "Buying Fund Shares-Rights of
Accumulation."

(2)	A 5.00% deferred sales charge as a
percentage of the original purchase price will apply to any redemption made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four the sales charge is reduced to 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge is eliminated after the sixth year. Class B
Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.

(3)	A contingent deferred sales charge of 1.00%
is imposed on the proceeds of Class C Shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase.

(4)	The Company has approved a Plan of
Distribution Pursuant to Rule 12b-1 under the
Investment Company Act of 1940 for Class A, B and
C Shares, providing for the payment of
distribution fees to Monument Distributors, Inc., the principal underwriter for each Fund ("12b-1
Plan"). Class A Shares pay a maximum distribution fee of 0.50% of average daily net assets, and Class B and Class C Shares pay a maximum distribution fee of 1.00% of average daily net assets. See "Rule 12b-1 Fees." The higher 12b-1 fees borne by Class B and Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front end sales charge permitted by the National
Association of Securities Dealers.

(5)	With respect to the Digital Technology,
Medical Sciences and Telecommunications Funds, the Advisor has contractually agreed to waive its fees and pay expenses to the extent necessary to cap Class A Share total operating expenses at 2.75%, and Class B and Class C Share total operating expenses at 3.25% of the Fund's average daily net assets through an initial term of May
1, 2001. The Fund and Advisors may agree to extend the term of the agreement. Nevertheless, the Board of Trustees of the Fund may change the maximum amount of expenses to be borne by the Fund if it deems the change to be in the best interests of the Fund and its shareholders. The
Board has elected to raise the cap on several occasions, and there is no guarantee that the stated amounts will remain in place in the future. Amounts waived by the Advisor may be recouped in the future. See "Expense Waivers" for additional information.

(6)	Based on estimated amounts for the current
fiscal year.

After fee waivers and/or expense
reimbursements, the net expenses paid by each of the Funds are estimated to be as follows:



	Digital Technology
Fund

	Class
A
	Class
B
	Class
C
Total Annual Fund
Operating Expenses
	2.22%
	2.94%
	3.43%
Fee Waivers and/or
Expense Reimbursements
	-
	-
	0.18%
Net Expenses
	2.22%
	2.94%
	3.25%

	Medical Sciences
Fund

	Class
A
	Class
B
	Class
C
Total Annual Fund
Operating Expenses
	2.66%
	3.00%
	3.34%
Fee Waivers and/or
Expense Reimbursements
	-
	-
	0.09%
Net Expenses
	2.66%
	3.00%
	3.25%

	Telecommunications
Fund

	Class
A
	Class
B
	Class
C
Total Annual Fund
Operating Expenses
	2.88%
	3.38%
	3.76%
Fee Waivers and/or
Expense Reimbursements
	0.13%
	0.13%
	0.51%
Net Expenses
	2.75%
	3.25%
	3.25%

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds with similar investment objectives. The example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the relevant class remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


	Digital
Technology
	Genomics

	Clas
s A
	Class B
	Cla
ss
C
	Cla
ss
A
	Cla
ss
B
	Cla
ss
C
1
Year
*
	787
	782
	446
	905
	919
	520
3
Year
s*
	1,22
9
	1,664
	1,053
	1,580
	1,569
	1,269
5
Year
s*
	1,69
6
	2,170
	1,784
	-
	-
	-
10
Year
s*
	2,98
2
	3,649
	3,712
	-
	-
	-


	Medical
Sciences
	Telecommunicat
ions

	Cla
ss
A
	Cla
ss
B
	Cla
ss
C
	Cla
ss
A
	Cla
ss
B
	Clas
s C
1
Yea
r*
	829
	787
	437
	849
	824
	478
3
Yea
rs*
	1,354
	1,681
	1,027
	1,416
	1,787
	1,149
5
Yea
rs*
	1,904
	2,198
	1,742
	2,006
	2,372
	1,939
10
Yea
rs*
	3,396
	3,702
	3,631
	3,595
	4,031
	4,002

With respect to Class A Shares, the above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase.
The sales charge varies depending upon the amount of Fund shares that an investor purchases.
Accordingly, your actual expenses may vary. With respect to Class B Shares, the above examples assume payment of the deferred sales charge applicable at the time of redemption. The ten-year figure takes into account the shares' conversion to Class A Shares after eight years.
For time periods during which the contractual agreement to waive or reimburse fees is in place, your actual expenses may be lower.

*If the advisor continues to maintain a cap under the Expense Limitation Agreement for the periods shown below, your cost would be:


Digital Technology
Medical Sciences

Class
A
Class
B
Class
C
Class
A
Class
B
Class
C
1
Year
787
782
428
829
787
428
3
Years
1,229
1,664
1,001
1,354
1,681
1,001
5
Years
1,696
2,170
1,698
1,904
2,198
1,698
10
Years
2,982
3,649
3,549
3,396
3,702
3,549









Telecommunications

Class
A
Class
B
Class
C
1
Year
837
811
428
3
Years
1,379
1,751
1,001
5
Years
1,946
2,313
1,698
10
Years
3,478
3,920
3,549








THE COMPANY

The Company. Monument Series Fund is an open-end management investment company registered with the Securities and Exchange Commission ("SEC").
The Company was originally organized as a Maryland corporation on April 7, 1997, and converted to a Delaware business trust effective
June 30, 2000. Other funds available in the Monument family are the Sansom Street Money
Market Fund and Monument EuroNet Fund.

The Advisor. Monument Advisors, Ltd. serves as each Fund's investment advisor and provides overall management of the Company's business affairs. See "Investment Advisory and Other
Services" in the SAI. Under its Investment
Advisory Agreement with the Fund, Advisors is entitled to earn a fee of 1.25% of the assets of the Fund. For the fiscal year ended October 31, 2000, Advisors earned 0.78% for managing the Monument Internet Fund (now Monument Digital
Technology Fund), 0.56% for managing the Monument
Medical Sciences Fund, and 0.27% for managing the Monument Telecommunications Fund. The total fees earned were less than 1.25% since the rate was 1% through June 29, 2000, and Advisors waived a portion of its fee to help reduce the expenses of the Fund.

Monument Advisors, located at 7201 Wisconsin
Avenue, Suite 650, Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc., which in turn is principally-owned and controlled by David A. Kugler, President and a director of both Advisors and the Company.
Monument Advisors also manages the portfolio investments of qualified individuals, retirement plans, and trusts. As of October 31, 2000, Advisors managed or supervised in excess of $175 million in assets.

Expense Waivers. In the interest of limiting expenses of the Digital Technology, Medical
Sciences and Telecommunications Funds, Monument
Advisors has entered into an Expense Limitation
Agreement with the Company. Pursuant to the agreement, Monument Advisors has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for Class A, B and C Shares of the Funds covered by the agreement are limited to 2.75% for Class A
Shares and 3.25% for Class B and C Shares with an original term through May 1, 2001. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The
Board of Trustees has the ability to change the limit imposed from time to time if, in its discretion, the Board believes the change will be in the best interests of the Fund and its shareholders. The Board has increased the cap several times in the past, and there is no guarantee that the cap will remain in place or at the same level in the future.

The Digital Technology, Medical Sciences and
Telecommunications Funds may reimburse the
Advisor for fees waived or limited and other expenses assumed and paid by the Advisor under the Expense Limitation Agreement. Reimbursement is conditioned on the Fund having reach a sufficient asset size to permit the reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated in the agreement.
Reimbursements must be approved by the Board of Trustees on a quarterly basis.

Portfolio Management. Advisors uses a team approach to Management of the Funds under the direction of the Chief Investment Officer, Bob
Grandhi. Mr. Grandhi has over 20 years experience in the investment management field, having previously worked with firms including Daiwa
Securities, Kemper Securities and E.F. Hutton.

Principal Underwriter.  Monument Distributors,
Inc. has its principal place of business at 7920
Norfolk Avenue, Suite 500, Bethesda, Maryland
20814. It is a wholly-owned subsidiary of The
Monument Group, Inc., is an affiliate of Monument
Advisors, and serves as the principal underwriter of each Fund. David A. Kugler, Peter L. Smith and
Bob Grandhi are officers of both the Company and Monument Distributors.

Other Information. Advisors or its affiliates may make payments to broker-dealers, financial advisors, banks or other financial institutions for certain services to the Funds and/or their shareholders, including (but not limited to) sub-administration, sub-transfer agency and shareholder servicing. These payments come out of the resources of the entity making the payment so that there are no additional costs to the Funds or their shareholders.




BUYING FUND SHARES

Share Class Alternatives. The Fund offers investors four different classes of shares. Class
A, Class B and Class C Shares are offered by this
Prospectus. Class Y Shares are offered by a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. If you do not select a class your money will be invested in Class A Shares.
Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial advisor to determine which class best meets your financial objectives. Additional details about each of the share class alternatives may be found below under "Distribution Arrangements."


	Class A
Shares
	Class B
Shares
	Class C
Shares
Max. initial
sales
5.75%
None
1%
Charge.
(Subject to
reductions


See
"Distribution
beginning
with


Arrangements"
for a
investments


schedule
itemizing
of $50,000)


reduced sales



charges.



Contingent
deferred
None
Year 1
5%
Year 1
1%
sales charge

Year 2
4%
Years 2+
None
("CDSC")

Year 3
3%

Imposed when
shares are

Year 4
3%

redeemed
(percentage

Year 5
2%

based on
purchase

Year 6
1%

price). Years
are based

Year 7
None

on a twelve-
month

Year 8
None

Period.



See below for



information
regarding



applicable
waivers of



the CDSC.







Rule 12b-1
fees.
0.50%
1.00%
1.00%
See
"Distribution



Arrangements"
for



important
information



about Rule
12b-1



fees.



Conversion to
Class A
N/A
Automaticall
y after
No
conversion
feature.


about 8
years, at
which
Rule 12b-1
fees remain


time
applicable
Rule
higher than
those of


12b-1 fees
are reduced.
Class A
Shares for
life



of account.




Appropriate
for:
All
investors,
Investors
who plan to
Investors
who intend
to

particularl
y those who
hold their
shares at
hold their
shares for

intend to
hold their
least 6
years.
at least 1
year, but

shares for
a long

less than 6
years.

period of
time and/or



invest a
substantial



amount in
the Fund.



Share Transactions. You may purchase and redeem Fund shares, or exchange shares of one
Fund for those of another, by contacting any broker authorized by the distributor to sell shares of the Company or by contacting PFPC, Inc., the Company's subtransfer and dividend disbursing agent, at P.O. Box 61503, King of Prussia, PA 19406-0903 or by telephoning 1-888-
420-9950. A sales charge may apply to your purchase. Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker. If you have an IRA, your account will be charged a maintenance fee of $20 per year.

Minimum Investments. The following table provides you with information on the various investment minimums, sales charges and expenses that apply to each class. Under certain circumstances the Fund may waive the minimum initial investment for purchases by officers, directors and employees of the Company, and its affiliated entities and for certain related advisory accounts, retirement accounts, custodial accounts for minors and automatic investment accounts as detailed below under "Waiver of Sales
Charges."



	Clas
s A
	Clas
s B
	Clas
s C
Minimum
Initial

Investment

	$
	1,00
0

	$
	1,00
0

	$
	1,00
0
Minimum
Subsequent

Investment

	$
	250*

	$
	250*

	$
	250*

  For automatic investments made at least
quarterly, the minimum subsequent investment is $100.

By Mail. You may buy shares of each Fund by sending a completed application along with a check drawn on a U.S. bank in U.S. funds, to "Monument Series Fund," c/o PFPC, Inc., at P.O.
Box 61503, King of Prussia, PA 19406-0903. PFPC,
Inc. is the Company's subtransfer and dividend disbursing agent. See "Proper Form." Third-party checks are not accepted for the purchase of Fund shares.

By Wire. You may also wire payments for Fund shares to the wire bank account for the appropriate Fund. You will be charged a fee of $15 for shares purchased by wire. Before wiring funds, please call 1-888-420-9950 to advise the Fund of your investment and to receive further instructions. Please remember to return your completed and signed application to PFPC, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903.
See "Proper Form."

Public Offering Price. When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form, as defined below under the section entitled "Proper Form." The public offering price of Class A and Class C Shares is equal to the Fund's net asset value plus the initial sales charge. The public offering price of Class B Shares is equal to the respective
Fund's net asset value.

When Shares Are Priced. Each Fund is open for business each day the New York Stock Exchange
("Exchange") is open. Each Fund determines its share price as of the close of regular trading on the Exchange, generally 4:00 p.m. EST. If you purchase your shares through a broker, the Fund will be deemed to have received your order when the order is accepted as being in proper form by the broker. However, your broker must receive your request before the close of the regular trading on the Exchange to receive that day's net asset value ("NAV").

Net Asset Value. Each Fund's share price is equal to the NAV per share of the Fund. Each Fund calculates its NAV per share by valuing and totaling its assets, subtracting any liabilities, and dividing the remainder, called net assets, by the number of Fund shares outstanding. The value of each Fund's portfolio securities is generally based on market quotes if they are readily available. If they are not readily available, Advisors will determine their market value in accordance with procedures adopted by the Board.
For information on how the Funds value their assets, see "Valuation of Fund Shares" in the SAI.

DISTRIBUTION ARRANGEMENTS

If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. The following schedule governs the percentage to be received by the selling broker-dealer firm.

Class A Sales Charge and Broker-Dealer
Commission and Service Fee





	Sales
Charge
	Broker-
Dealer
	Percenta
ge
Less than $50,000
	5.75%
	5.00%
$50,000 but less
than $100,000
	4.50%
	3.75%
$100,000 but less
than $250,000
	3.50%
	2.75%
$250,000 but less
than $500,000
	2.50%
	2.00%
$500,000 but less
than


  $1,000,000
	2.00%
	1.75%
$1,000,000 or
more
	1.00%
	1.00%

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee of 0.25% per year, payable quarterly.



Class B Broker-Dealer
Commission and Service Fee



	Broker-
Dealer
	Percenta
ge
Up to
$250,000
	4.00%

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee of 0.25% per year, payable quarterly.

Class C Broker-Dealer
Commission and Service Fee




	Sales
Charge
	Broker-
Dealer
	Percenta
ge
All
purchas
es
	1.00%
	1.00%

At the end of each calendar quarter, broker-dealers will be entitled to receive an ongoing service fee from the Fund of 0.25% per year, payable quarterly. The Distributor may elect to provide additional compensation to broker-dealers for undertaking activities designed to result in the sale of Class C Shares of the Fund.

Rule 12-b 1 Fees. The Board of Trustees has adopted a Plan of Distribution pursuant to Rule
12b-1 under the Investment Company Act of 1940
("1940 Act") for each class of shares ("Rule 12b-
1 Plan"). Pursuant to the Rule 12b-1 Plans, each
Fund may finance any activity or expense that is intended primarily to result in the sale of its shares. Each Fund may pay a fee ("Rule 12b-1 fee") to Distributors, on an annualized basis of its average daily net assets, up to a maximum of 1.00% for Class B and Class C Share expenses and
0.50% for Class A Share expenses. Up to 0.25% of the total Rule 12b-1 fee may be used to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide those services. Each Fund may pay Rule 12b-1 fees for activities and expenses borne in the past in connection with the distribution of its shares as to which no Rule
12b-1 fee was paid because of the maximum limitation. The Funds may also pay up to .75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares. Because these fees are paid out of the a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Sales Charge Waivers

Waiver of Front-End Sales Charges. No sales charge shall apply to:

(1)	reinvestment of income dividends and
capital gain distributions;

(2)	exchanges of one Fund's shares for
those of another Fund;

(3)	purchases of Fund shares made by
current or former directors, officers, or employees of the Company, Advisors, Monument
Distributors, The Monument Funds Group, Inc., or
The Monument Group, Inc., and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4)	purchases of Fund shares by
Distributors for its own investment account for investment purposes only;

(5)	a "qualified institutional buyer," as
that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940
Act, and small business investment companies;

(6)	a charitable organization, as defined
in Section 501(c)(3) of the Internal Revenue Code
("Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7)	a charitable remainder trust, under
Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8)	investment advisors or financial
planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment advisor or financial planner on the books and records of the broker or agent;

(9)	institutional retirement and deferred
compensation plans and trusts used to fund those plans, including those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10)	the purchase of Fund shares, if
available, through certain third-party fund
"supermarkets." Some fund supermarkets may offer
Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Waiver Of Contingent Deferred Sales Charge.
The contingent deferred sales charge is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70.5

(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

(3) redemptions resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability;
and

(4) redemptions through Systematic Monthly
Investment (systematic redemption plan), limited to 10% per year of an account's net asset value.
For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

Reduced Sales Charges

Right Of Accumulation.  After making an
initial purchase in any Monument Fund series, you may reduce the sales charge applied to any subsequent purchases. Your shares in a Fund previously purchased will be taken into account on a combined basis at the current net asset value per share of a Fund in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Fund shares that are still held in the Fund and that were sold subject to the sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number.

Letter of Intent. If you intend to purchase at least $50,000 of Class A Shares of any of the Funds, you may elect to complete a Letter of Intent. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent.
You can apply any investments you made in Class A shares in any Monument Fund during the preceding
90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Fund's transfer agent that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund's custodian will hold the amount in escrow. The Funds' custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Additional information regarding the waiver or reduction of sales charges may be obtained by calling 1-888-420-9950. All account information is subject to acceptance and verification by Monument Distributors.

General. The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of any Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund.
An order to purchase shares is not binding on, and may be rejected by, Distributors until it has been confirmed in writing by Distributors and payment has been received.

Exchanging Fund Shares

You may exchange shares of one fund for the same class of shares of any other Monument fund, under the Company's exchange privilege ("Exchange
Privilege"), by submitting your order in proper form, as defined below under the section entitled
"Proper Form." Shareholders may also exchange their Monument Series Fund shares for shares of the Sansom Street Money Market Fund. You may obtain information about the Sansom Street Money
Market Fund by calling 1-888-420-9950 for a free prospectus. The prospectus is also available on the Fund's website at http://www.monumentfunds.com.

Exchange Price. Your exchange request will be processed based on the NAV of the Fund shares to be exchanged and the Fund shares to be bought, as determined after receipt of your order in proper form. Exchanges are taxable transactions. See
"Additional Information on Distributions and
Taxes" in the SAI.

Contingent Deferred Sales Charges.
Shareholders may exchange their shares for shares of the same class of another Monument Fund on the basis of the relative net asset value per share, without the payment of any CDSC that would otherwise be due as a result of the redemption of the outstanding shares. Class B shareholders will continue to be subject to the CDSC and automatic conversion schedules of the Fund from which shares have been redeemed, even if the CDSC and automatic conversion schedules of the Fund into which they have exchanged is lower. For the CDSC schedule see above under "Distribution
Arrangements."

Minimum Account. The minimum amount permitted for each exchange between existing accounts in the Funds is $250. The minimum amount permitted for an exchange that establishes a new Fund account is $1,000.

Modification or Termination.  Excessive
trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The
Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy.
Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange
Privilege at any time.

Redeeming Fund Shares

You may redeem shares of the Funds by
submitting your order either through your authorized broker or by submitting it directly to the Fund. Redemption requests to the Fund should be directed in writing to PFPC Inc. at P.O. Box
61503, King of Prussia, PA 19406-0903, or by telephoning 1-888-420-9950. See "Proper Form."

Small Account Redemptions.  Due to the
relatively high cost of maintaining accounts with smaller holdings, each Fund reserves the right to redeem your shares if, as a result of redemptions, the value of your account drops below each Fund's $1,000 minimum balance requirement ($250 in the case of IRAs, or other retirement plans and custodial accounts). Each
Fund will give you 30 days advance written notice and a chance to increase your Fund balance to the minimum requirement before the Fund redeems your shares.

Systematic Redemption Plan. If you have, in the aggregate, a minimum of $50,000 in your Monument Fund accounts, you may arrange to receive monthly redemptions from your Fund. The minimum amount required for each redemption is $1,000, and redemptions are made on the 25th of each month. If you hold Class B Shares of a Fund, and the total amount of your redemptions is less than 10% of your average total account value invested in Monument Series Fund, then the CDSC imposed on Class B Share redemptions will be waived. To the extent you have redeemed in excess of 10% of your total average investment in Monument Series Fund, the excess amount will be charged the CDSC. See "Buying Fund Shares" for details about the CDSC. Call 1-888-420-9950 to set up a Systematic Redemption Plan.

Redemption Price. Your redemption request will be processed based on the net asset value
("NAV") of the applicable Fund's shares as determined after receipt of your order in proper form, less any applicable CDSC.

Redemption Proceeds. Redemption proceeds will generally be paid by the next business day after processing, but in no event later than three business days after receipt by the Fund's transfer agent of your redemption order in proper form. If you are redeeming shares that you just purchased and paid for by personal check, the mailing of your redemption proceeds may be delayed for up to ten (10) calendar days to allow your check to clear (this holding period does not apply to cashier's, certified, or treasurer's checks). Additionally, the Company, on behalf of each Fund, may suspend the right of redemption or postpone the date of payment during any period that the Exchange is closed, trading in the markets that a Fund normally utilizes is restricted, or redemption is otherwise permitted to be suspended by the SEC. You will be charged a fee of $15 for shares redeemed by wire.

Redemptions In Kind. The Company reserves the right to redeem its shares in kind. In other words, upon tendering shares of a Fund, the Fund has the right to pay you the value of your redemption in assets other than cash. The Company will, however, pay cash in response to all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 from a Fund or one percent of the net asset value of a Fund at the beginning of such period. See "Buying, Redeeming, and Exchanging Shares" in the SAI for more information.

DIVIDENDS AND DISTRIBUTIONS

Each of the Funds currently intends to declare and pay dividends from net investment income, if any, on an annual basis. Each Fund currently intends to make distributions of realized capital gains, if any, on an annual basis. You may reinvest income dividends and capital gain distributions in additional Fund shares at current net asset value (i.e., without payment of a sales charge). Each of the Funds declares and pays income dividends from its net investment income, usually in December. Capital gains distributions, if any, are also made in December.

Income dividends and capital gain
distributions are calculated and distributed the same way for each Fund. The amount of any income dividends will differ as a result of the individual investment strategies of each Fund.
Income dividend payments are not guaranteed, are subject to the Board's discretion, and may vary from time to time. None of the funds pays
"interest" or guarantees any fixed rate of return on an investment in its shares.

Each Fund will automatically reinvest any income dividends and capital gains distributions in additional shares of the Fund unless you select another option on your application. You may change your distribution option at any time by notifying the sub-transfer agent by mail at PFPC, Inc., P.O. Box 61503, King of Prussia, PA
19406-0903. Please allow at least seven days prior to the record date for us to process the new option.

TAX CONSIDERATIONS

The Funds. Each Fund intends to qualify for special tax treatment afforded to regulated investment companies under the Code. To establish and continue its qualification, each Fund intends to diversify its assets as the Code requires.
Each Fund also intends to distribute
substantially all of its net investment income and capital gains to its shareholders to avoid federal income tax on the income and gains so distributed.

Shareholders.  For federal income tax
purposes, any income dividend that you receive from the Funds, as well as any net short term capital gain distribution, is generally taxable to you as ordinary income whether you have elected to receive it in cash or in additional shares.

Distributions of net long-term capital gains are generally taxable to you as long-term capital gains, regardless of how long you have owned your Fund shares and regardless of whether you have elected to receive such distributions in cash or in additional shares.

Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes.
The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and currently intends to do so if possible. These deductions or credits may be subject to tax law limitations. Generally, distributions are taxable to you for the year in which they are paid. In addition, certain distributions that are declared in October, November or December, but which, for operational purposes, are paid the following January, are taxable as though they were paid by December 31st of the year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss.

Tax Information. The Funds will advise you promptly, after the close of each calendar year, of the tax status for federal income tax purposes of all income dividends and capital gain distributions paid for such year.

The foregoing is only a general discussion of applicable federal income tax provisions. For further information, see "Additional Information on Distributions and Taxes" in the SAI. You should consult with your tax advisor about your particular tax situation.

SERVICES TO HELP YOU
MANAGE YOUR ACCOUNT

Automatic Investment Plan. Our automatic investment plan offers a convenient way to invest in the Funds. Under the plan, you can automatically transfer money from your checking account to the Fund(s) each month to buy additional shares. If you are interested in this plan, please refer to the automatic investment plan application. The value of the Funds' shares will fluctuate and the systematic investment plan will not assure a profit or protect against a loss. You may discontinue the plan at any time by notifying the transfer agent by mail.

Telephone Transactions. You may redeem shares of a Fund, or exchange shares of one Fund for that of another Fund, by telephone. Please refer to the sections of this Prospectus that discuss the transaction you would like to make, or call
1-888-420-9950. We may be liable for losses resulting from unauthorized telephone transactions only if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal or other identifying information, and may also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to send written instructions to us, as described elsewhere in this Prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Statements And Reports. You will receive transaction confirmations and account statements on a regular basis. Confirmations and account statements will reflect transactions in your account, including additional purchases and reinvestments of income dividends and capital gain distributions. Please verify the accuracy of your statements when you receive them. You will also receive annual and semi-annual financial reports for each Fund in which you have invested.
To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Please call 1-888-420-
9950 if you would like an additional free copy of the Funds' financial reports.

Proper Form

Your order to buy shares is in proper form when your completed and signed shareholder application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Written Instructions.   Registered owners must
sign any written instructions. To avoid any delay in processing your transaction, such instructions should include:

 your name,

 the Fund's name,

   a description of the request,

   for exchanges, the name of the Fund into which you are exchanging,

  your account number, the dollar amount or number of shares, and your daytime or evening telephone number.

Signature Guarantees.  For our mutual
protection, we require a signature guarantee in the following situations:

if you wish to redeem over $50,000 worth of shares,

  if you want redemption proceeds to be paid to someone than the registered owners,

 if you want redemption proceeds to be sent to an address other than the address of record, a preauthorized bank account, or a preauthorized brokerage firm account,

 if we receive instructions from an agent, not the registered owners, or if we believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the
authenticity of your signature. You can obtain a signature guarantee from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

Share Certificates. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. The Company reserves the right to issue share certificates on behalf of each of the Funds at any time.

Retirement Plan Accounts. You may not change distribution options for retirement plan accounts by telephone. While you may sell or exchange shares by phone, certain restrictions may be imposed on other retirement plans. To obtain any required forms or more information about distribution or transfer procedures, please call
1-888-420-9950.



FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Company's financial performance for the period January 6, 1998 to October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche
LLP, independent public accountants for each of the Funds. The report of Deloitte & Touche LLP on the financial statements of each of the Funds appears in the Company's Annual Report, which is incorporated by reference into the SAI and is available upon request. The information that follows should be read in conjunction with the financial statements contained in the Company's annual report.

Monument Digital Technology Fund
(Formerly Monument Internet Fund)

Financial Highlights
For a Share Outstanding Throughout the Period




	Class A
Shares
	Period
ended
	October
31, 1999*
	Class B
Shares
	Period ended
	October 31,
1999*
Per Share Operating
Performance
Net asset value, beginning
of period

	$	10.00

	$	27.09
Income from investment
operations -
  Net investment income
(loss)

	(0.58)

	(0.06)
  Net realized and
unrealized gain on
investments
		20.56
		2.92
          Total from
investment operations
		19.98
		2.86
Net asset value, end of
period
	$	29.98
	$	29.95
          Total Return
	185.53%***
	10.55%***
Ratios/Supplemental Data
Net assets, end of period
(000's)

	$	63,745

	$	1,552
Ratio to average net
assets -
  Expenses

	2.76%**

	2.40%**
  Expenses including soft
dollars
	2.84%**
	2.40%**
  Net investment gain
(loss)
	(2.45%)**
	(3.23%)**
Portfolio turnover rate
	112.00%***
	112.00%***

* Commencement of operations November 16, 1998 for A shares and October 6, 1999 for B shares.

**  Annualized

*** Not annualized

    Average shares method used to calculate the financial highlights for Class A and B shares.

Monument Medical Sciences Fund

Financial Highlights
For a Share Outstanding Throughout the Period



	Class A
	Year ended
	October
31, 1999
	Shares
	Period
ended
	October
31, 1998*
	Class B
Shares
	Period
ended
	October
31, 1999*
Per Share Operating
Performance
Net asset value,
beginning of period

	$	10.32

	$	10.00

	$	16.95
Income from
investment
operations -
  Net investment
income (loss)

	(0.10)

	0.04

	(0.01)
  Net realized and
unrealized gain on
     investments

		5.89

		0.28

		(0.83)
          Total from
investment

operations

		5.79

		0.32

		(0.84)
Net asset value, end
of period
	$	16.11
	$	10.32
	$	16.11
          Total
Return
	56.11%
	3.20%***
	(4.98%)**




Ratios/Supplemental
Data
Net assets, end of
period (000's)

	$	1,401

	$	214

	$	25
Ratio to average net
assets -
  Expenses

	16.73%

	51.07%**

	17.43%**
  Expenses including
soft dollars
	16.81%

	17.43%**
  Expenses - net
	1.87%
	0.00%
	2.40%**
  Net investment
income (loss)
	(1.00%)
	0.66%**
	(1.51%)**
Portfolio turnover
rate
	61.00%
	82.00%
	61.00%


* Commencement of operations January 6, 1998 for Class A shares and October 12, 1999 for Class
B shares.

**  Annualized

*** Not annualized

    Average shares method used to calculate the financial highlights for Class B shares.



Monument Telecommunications Fund

Financial Highlights
For a Share Outstanding Throughout the Period





	Class A
	Year ended
	October 31,
	1999
	Shares
	Period
ended
	October 31,
	1998*
	Class B
Shares
	Period
ended
	October 31,
	1999*
Per Share Operating
Performance
Net asset value,
beginning of period

	$	10.78

	$	10.00

	$	17.65
Income from investment
operations -
  Net investment
income (loss)

	(0.14)

	0.04

	(0.02)
  Net realized and
unrealized gain on
     investments

		9.33

		0.74

		2.34
          Total from
investment operations
		9.19
		0.78
		2.32
Net asset value, end
of period
	$	19.97
	$	10.78
	$	19.97
          Total Return
	85.24%
	7.80%***
	13.17%***
Ratios/Supplemental
Data
Net assets, end of
period (000's)

	$	593

	$	181

	$	65
Ratio to average net
assets -
  Expenses

	37.06%

	58.25%**

	37.15%**
  Expenses including
soft dollars
	37.15%
	58.25%**
	37.15%**
Expenses-net
	1.84%
	0.00%
	2.40%**
Net investment income
(loss)
	(1.40%)
	0.70%**
	(1.95%)**
Portfolio turnover
rate
	250.00%
	88.00%
	250.00%

* Commencement of operations January 6, 1998 for Class A shares and October 9, 1999 for Class
B shares.

**  Annualized

*** Not annualized

    Average shares method used to calculate the financial highlights for Class B shares.



(This Page Intentionally Left Blank)




(This Page Intentionally Left Blank)




Apart from the Prospectus and the SAI, the Company's registration statement contains certain additional information that may be of interest to you. You may view that information free of charge at the SEC's public reference room in Washington, D.C., and you may, with payment of a duplicating fee, order copies of the information.

For more information about the Funds, you may wish to refer to the Company's Statement of Additional Information ("SAI"), dated November
15, 2000, and the Company's audited annual and unaudited semi-annual reports, each of which is on file with the Securities and Exchange
Commission ("SEC") and incorporated by reference into this Prospectus. You can obtain a free copy of the SAI by writing to Monument Series Fund, 7201 Wisconsin Avenue, Suite 650 Bethesda,
Maryland 20814, or by calling 1-888-420-9950.
General inquiries regarding the Funds may also be directed to the above address or telephone number, and may be found on the Company's website at http://www.monumentfunds.com. Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference
Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. The
SEC maintains a website (http://www.sec.gov) that contains reports, the Prospectus, SAI, material incorporated by reference, and other information regarding the Company.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO
SELL FUND SHARES IN ANY STATE OR JURISDICTION IN
WHICH THE FUNDS ARE NOT AUTHORIZED TO CONDUCT
BUSINESS. NO SALES REPRESENTATIVE, DEALER, OR
OTHER PERSON IS AUTHORIZED TO GIVE ANY
INFORMATION OR MAKE ANY REPRESENTATIONS OTHER
THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE
SAI.

[MONUMENT FUNDS GROUP LOGO]

Monument Series Fund

Monument Digital Technology Fund
(formerly Monument Internet Fund)

Monument Genomics Fund

Monument Medical Sciences Fund

Monument Telecommunications Fund


PROSPECTUS
dated November 15, 2000


MONUMENT SERIES FUND, INC.

MONUMENT DIGITAL TECHNOLOGY FUND
MONUMENT MEDICAL SCIENCES FUND
MONUMENT GENOMICS FUND
MONUMENT TELECOMMUNICATIONS FUND

MONUMENT NEW ECONOMY FUND

STATEMENT OF ADDITIONAL INFORMATION DATED
NOVEMBER 15, 2000

This Statement of Additional Information ("SAI") is not a Prospectus. It contains additional information that you should read in conjunction with the prospectus, dated November 15, 2000
("Prospectus"), for the Monument Series Fund,
Inc. Capitalized terms appearing in this SAI that are not otherwise defined in this document have the same meaning given to them in the Prospectus. You may obtain a copy of the Prospectus by writing Monument Series Fund, Inc.
7920 Norfo1k Avenue, Suite 500, Bethesda,
Maryland 20814, or by calling (888) 420-9950.


TABLE OF CONTENTS

Investment Policies
Potential Risks
Investment Restrictions
Trustees and Officers
Committees Established by the Board of Trustees
Principal Holders of Securities
Investment Advisory and Other Services
Portfolio Transactions and Brokerage
Further Description of the Company's Shares
Buying, Redeeming, and Exchanging Shares
Valuation of Fund Shares
Additional Information On Distributions and Taxes
Performance Information
Performance Comparisons
Financial Information

THE COMPANY.  Effective June 30, 2000, the
Company became a Delaware business trust. It was previously organized as a Maryland corporation on April 7, 1997. The Company is registered with the SEC as a open-end management investment company. Each of its Funds is diversified. The
Company currently offers, on a continuous basis, the common stock of five series: Monument
Digital Technology Fund, Monument Medical
Sciences Fund, Monument Genomics Fund, Monument
Telecommunications Fund,  and Monument New
Economy Fund. Each series is authorized to offer four separate classes of shares:

?	Class A Shares imposing a front-end sales charge
up to a maximum of 5.75%, and a sales charge of
1% if shares are redeemed within the first year
after purchase;
?	Class B Shares charging a maximum back-end sales
charge of 5% if redeemed within six years of
purchase, carrying a higher Rule 12b-1 fee than
Class A Shares but converting to Class A Shares
in approximately eight years after purchase;
?	Class C Shares charging a front-end sales charge
of 1%, and a sales charge of 1% if shares are
redeemed within the first year after purchase,
and carrying a higher Rule 12b-1 fee than Class A
Shares with no conversion feature; and
?	Class Y Shares for certain institutional
investors.
The Company may offer additional series or classes of shares in the future.
When issued, shares of each Fund are fully-paid, non-assessable, and have equal rights as to redemption and participation in income dividends, earnings, and assets remaining in liquidation.
Shareholders have no preemptive or conversion rights.

INVESTMENT STRATEGIES AND RISKS

The Prospectus describes the fundamental investment objectives and certain investment policies and restrictions applicable to each Fund. The following is additional information for your consideration.

DEPOSITARY RECEIPTS. Each of the Funds may invest on a global basis to take advantage of investment opportunities both within the U.S.
and other countries. The Funds will buy foreign securities indirectly through the use of depositary receipts. The Funds may invest in sponsored and unsponsored American Depository
Receipts ("ADRs"), and other similar depositary receipts to the extent they are traded in the U.S. market in U.S. currency. ADRs are issued by an American bank or trust company and evidence ownership of underlying securities of a foreign company. The foreign country may withhold taxes on dividends or distributions paid on the securities underlying ADRs, thereby reducing the dividend or distribution amount received by shareholders.

Unsponsored ADRs are issued without the
participation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored
ADRs. Holders of unsponsored ADRs generally bear all the costs of the ADR facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

FOREIGN SECURITIES.

General. Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a United States issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in foreign securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of foreign securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than United States markets and a Fund's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable
United States companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities, and those levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Fund.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Funds will invest only in securities denominated in foreign currencies that are fully exchangeable into United States dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in United States and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States.
Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds. Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Market Securities" below for information on additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in United States dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast
Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices.
Additionally, investments in emerging market and certain other regions are subject to more specific risks.

Emerging Markets. Investments in emerging market country securities involve special risks. The economies, markets and political structures of emerging market countries generally do not compare favorably with those of the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier than U.S. investments, and pricing may be more volatile. Emerging market economies are less well developed and less diverse than those of more developed countries, and more vulnerable to circumstances relating to international trade, trade barriers and other protectionist or retaliatory measures. Many countries are also subject to inflation, recession, high levels of national debt, currency exchange problems and government instability. In addition, governmental authorities may choose not to repay debt, and the relative size of the debt service burden to the economy may be excessive.
Investments in some countries may be deemed speculative. Under such circumstances, a Fund may have limited legal recourse against the issuer or guarantor. The ability to seek recourse in a foreign jurisdiction may be influenced by the current political climate.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with that Fund's investment objective, and has authorized such securities to be considered liquid to the extent Advisors determines that there is a liquid institutional or other market for such securities -- for example, restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933
("1933 Act"), and for which a liquid
institutional market has developed. The Board of Trustees will review any determination by Advisors to treat a restricted security as a liquid security on an ongoing basis, including
Advisors' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisors and the Board of Trustees will take into account the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers willing to buy or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; (4) the nature of the security and marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer;
and (5) other such factors as Advisors may determine to be relevant.

OPTIONS. The Funds may purchase put and call options and engage in the writing of covered call options and put options on securities that meet each Fund's investment criteria, and may employ a variety of other investment techniques, such as options on futures. The Funds will engage in options transactions only to hedge existing positions, and not for purposes of speculation or leverage. As described below, the Funds may write "covered options" on securities in standard contracts traded on national exchanges, or in individually-negotiated contracted traded over-the-counter for the purpose of receiving the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

BUYING CALL AND PUT OPTIONS. Each Fund may purchase call options. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security that the Fund intends to purchase.
Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Each Fund may purchase put options. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

WRITING (SELLING) CALL AND PUT OPTIONS.  Each
Fund may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank.
Each Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, the Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause the Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.
Thus, during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Fund's ability to close out options it has written.

Each Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase.
Writing put options also involves risks relating to a Fund's ability to close out options it has written.

The writer of an option who wishes to terminate his or her obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written.
The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Fund to use cash or proceeds from the concurrent sale of any securities subject to the option to make other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. A Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

WRITING OVER-THE-COUNTER ("OTC") OPTIONS. A Fund may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.
However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer.
Because there is no exchange, pricing is typically done by reference to information from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.
Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange
Commission ("SEC") has been deemed to have taken the position that purchased OTC options and the assets used to "cover" written OTC options are illiquid securities. The Funds will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Fund.

FUTURES CONTRACTS. Each Fund may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.
A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases each Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin". Thereafter, a Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index. A Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of the Fund's net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

RISKS ASSOCIATED WITH OPTIONS AND FUTURES.
Although each Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities above the exercise price during the option period. A Fund also retains the risk of loss if the price of the security declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund's portfolio securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's
Portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.
Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such a contract. Successful use of futures contracts depends upon Advisors' ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that Advisors' judgment in this respect will be correct.

The CFTC and the various exchanges have
established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract.
Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund's strategies for hedging its securities.

REPURCHASE AGREEMENTS.   Each Fund may enter into
repurchase agreements. Repurchase agreements allow a Fund to acquire ownership of a debt security which the seller agrees (at the time of the sale) to repurchase at a mutually agreed upon time and price. The security's yield during the Fund's holding period is thus predetermined.

SECURITIES LOANS. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis.
The collateral received will consist of cash, United States Government securities, letters of credit or such other collateral as may be permitted under a Portfolio's investment program.

While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote.

REPURCHASE AGREEMENTS. Although each Fund will enter into repurchase agreements only with institutions that Advisors believes present minimal credit risks, it is conceivable that a repurchase agreement issuer could seek relief under bankruptcy laws or otherwise default on its obligations under its repurchase agreement. In that event, a Fund could experience both delays in liquidating the underlying securities, and losses including: (1) a possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; (3) a possible loss on the sale of the underlying collateral; and (4) the expense of enforcing its rights.

SECURITIES LOANS. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Loans will only be made to firms deemed by Advisors to be of good standing and will not be made unless, in the judgment of Advisors, the consideration to be earned from such loans would justify the risk.

WARRANTS. Each Fund may invest in warrants. A warrant is a security that gives the holder the right, but not the obligation, to purchase a given number of shares of a particular company at a fixed price within a certain period of time.
Warrants generally trade in the open market and may be sold rather than exercised.

The purchaser of a warrant expects the market price of the security underlying the warrant to exceed the purchase price of the warrant plus the exercise price of the warrant, thus yielding a profit. It is possible, however, that the market price of the security underlying a warrant will not exceed the exercise price of the warrant before the expiration date. Consequently, the purchaser of a warrant risks the loss of the entire purchase price. Price movements in the security underlying a warrant are generally not as great as the warrant's price movements.
Therefore, the price of a warrant tends to be more volatile and may not correlate exactly to the price of its underlying security.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Company has adopted the following
restrictions as fundamental policies for each Fund. These restrictions may not be changed for any given Fund without the approval of the lesser of (1) more than 50% of the outstanding voting securities of the Fund or (2) 67% or more of the voting securities present at a shareholder meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are represented at the meeting in person or by proxy, or as otherwise provided by law, governing documentation or applicable interpretation.
Under the restrictions, each Fund MAY NOT:

1.	with respect to 75% of the Fund's assets,
purchase securities of any issuer (other than obligations of, or guaranteed by, the United
States government, its agencies or
instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer;

2.	with respect to 75% of the Fund's assets,
purchase more than 10% of the outstanding voting securities of any issuer;

3.	issue senior securities, except to the
extent permitted by the 1940 Act, including permitted borrowings;

4.	make loans, except for collateralized loans
of portfolio securities in an amount not exceeding 33 1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements;

5.	borrow money, except for temporary or
emergency purposes in an amount not exceeding 33
1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). As a nonfundamental operating policy, no Fund will purchase securities when its borrowings exceed 5% of its total assets;

6.	underwrite the securities of other issuers,
except to the extent that (in connection with the disposition of portfolio securities) the Fund may be deemed to be an underwriter for purposes of the 1933 Act;

7.	invest in securities for the purpose of
exercising management or control of the issuer, except that each Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act, regulations thereunder, or applicable exemptions;

8.	purchase or sell commodity contracts,
except that each Fund may (as appropriate and consistent with its investment objectives and policies) enter into financial futures contracts, options on such futures contracts, forward foreign currency exchange contracts, forward commitments, and repurchase agreements;

9.	or sell real estate or any interest
therein, except that each Fund may (as
appropriate and consistent with its investment objectives and policies) invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities; or

10.	in the securities of other investment
companies, except that each Fund may acquire
securities of another investment company pursuant
to a plan of reorganization, merger,
consolidation or acquisition, or except where the
Fund would not own, immediately after the
acquisition, securities of other investment
companies which exceed in the aggregate:   (1)
more than 3% of the issuer's outstanding voting stock; (2) more than 5% of the Fund's total assets,; and (3) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets, or except as otherwise permitted by the 1940 Act and the regulations thereunder or exemptions therefrom.

Nonfundamental Investment Policies

In addition to the fundamental policies
identified above, it is the present operating policy of each Fund (which may be changed without shareholder approval) not to:

1.	pledge, mortgage or hypothecate its assets
as security for loans, or engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of a money market mutual fund
(pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments);

2.	invest more than 5% of its net assets
(valued at the lower of cost or market) in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange; or

3.	engage in short sales, unless at the time
the Fund owns securities equivalent in kind and amount to those sold.

PORTFOLIO TURNOVER. There are no limitations on the length of time that a Fund must hold a portfolio security. A Fund may sell a portfolio security and reinvest the proceeds whenever
Advisors deems such action prudent from the viewpoint of a Fund's investment objective. A
Fund's annual portfolio turnover rate may vary significantly from year to year. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of a Fund's distributions constituting taxable capital gains may increase. Monument Advisors does not expect the annual portfolio turnover rates for a Fund to exceed 120%.

TRUSTEES AND OFFICERS

The Board of Trustees has the responsibility for the overall management of the Company, including general supervision and review of its investment activities. The Board of Trustees also elects the officers of the Company, who are responsible for administering day-to-day operations.
Affiliations for the Officers and Board of Trustees (including principal occupations for the past five years) are shown below. Members of the Board of Trustees who are considered "interested persons" of the Company under the 1940 Act are indicated by as asterisk (*).

Name
(Age)
Address
Position
Held with
Company
Principal
Occupatio
n During
the Past
Five
Years

*David A. Kugler
(40)
7920 Norfolk
Avenue
Suite 500
Bethesda, MD
20814

Trustee, President
and Treasurer, 1997 -
present

President and
Director, The
Monument Group, Inc.
(a holding company);
Monument Funds
Group, Inc. (a
mutual funds
development
company); Monument
Advisors, Ltd.;
Monument
Distributors, Inc.;
Monument Shareholder
Services, Inc., 1997
- present; Account
Vice President,
Paine Webber, Inc.,
1994 - 1997;
Financial
Consultant, Merrill
Lynch & Co., 1990 -
1994.

Peter L. Smith
(68)
7920 Norfolk
Avenue
Suite 500
Bethesda, MD
20814
Vice President and
Assistant Secretary
Senior Vice
President and
Secretary, The
Monument Group,
Inc.; Monument Funds
Group, Inc.;
Monument Advisors,
Ltd.; Monument
Distributors, Inc.;
Monument Shareholder
Services, Inc., 1998
- present; Special
Investigator (Senior
Examiner), National
Association of
Securities Dealers
Regulation, Inc.,
District 10 (New
York City), 1997 -
1998; Senior Staff
Accountant, Office
of Compliance and
Examinations, U.S.
Securities and
Exchange Commission,
Washington, D.C.,
1974 - 1997.

Frederic White II
(46)
3107 Albemarle
Road
Wilmington, DE
19808

Trustee, Secretary
Business Manager,
Trinity Episcopal
Parish, 1997 -
present; Management
Consultant, Small
Business Management,
1985 - 1996.

Francine F. Carb
(41)
421 Woodland
Circle
Radnor, PA  19087
Trustee
President,
Markitects, Inc.
(marketing
consulting), 1994 -
present; Francine
Carb & Associates
(marketing
consulting), 1992 -
1994.

Victor Dates (62)
2107 Carter Dale
Road
Baltimore, MD
21209
Trustee
Adjunct Professor,
Coppin State
College, 1998 -
present; Assistant
Professor, Howard
University, 1988 -
1998.




Name (Age)
Address
Position Held
with Company
Principal Occupation
During the Past Five Years

George DeBakey
(50)
19 Blue Hosta
Way
Rockville, MD
20850

Trustee

Director, Business
Development,
Technolognet.com, 2000 -
present; Director of
International Operations,
ESI International, Inc.,
1998 - 1999; Instructor,
American University, 1992
- 1998.

David Gregg III
(67)
2200 Clarendon
Blvd.
Suite 1410
Arlington, VA
22201

Trustee
Chairman, Gator
Broadcasting Corp., 1986 -
present; Managing
Director, Pierce Financial
Corp., 1984 - present.
Rhonda Wiles
Roberson, Esq.
(48)
2001
Pennsylvania
Ave., N.W.,
Suite 600
Washington, D.C.
20006
Trustee
Director of Development,
Futures Industry
Institute, 1999 - present;
Senior Vice President,
Institutional Funding and
Development, Hispanic
Radio Network, Inc., 1998
- 1999; Principal, RWR
Consults (Business
Advisors), 1995 - present;
Counsel, NAPWA Services
(pharmaceutical company)
1995; Associate General
Counsel, Calvert Group,
Ltd. (mutual fund
sponsor), 1990 - 1993.


Trustees and officers of the Company who are affiliated with Advisors and/or Distributors receive no remuneration from the Company. Each
Trustee who is not an interested person of the Company receives a fee of $2,000 annually, plus an additional fee of $500 per day for attendance at any meeting of the Board of Trustees or one of its committees (including any meeting held by telephonic conference). Trustees also receive reimbursement for any expenses incurred in attending board and committee meetings. The
Board of Trustees generally meets quarterly.

In addition, those Trustees and officers of the Company who are also shareholders of The Monument
Group, Inc., the parent company of Advisors and Distributors, may also receive indirect remuneration by virtue of their indirect interests in Advisors and Distributors, respectively.

Trustee White provided business consultation services to Monument Advisors on two limited projects in 1997 for compensation totaling less than $1,500.

COMMITTEES ESTABLISHED BY THE BOARD OF TRUSTEES

The Company has an Audit Committee, an Executive
Committee, a Pricing and Investment Committee, and a Nominating Committee. The duties of these four Committees and their present membership are as follows:

AUDIT COMMITTEE:  The Audit Committee assists the
Board of Trustees in fulfilling its
responsibilities for the Company's accounting and financial reporting practices, and acts as a liaison between the Board of Trustees and Deloitte & Touche LLP, the Company's independent public accountant. Trustees Carb, Dates,
DeBakey, White, and Wiles-Roberson are members of the Audit Committee.

EXECUTIVE COMMITTEE: The Executive Committee may exercise its powers during those intervals between meetings of the full Board of Trustees.
The Executive Committee possesses all of the powers of the Board of Trustees in the management of the Company except as to those matters that specifically require action by the Board of Trustees. Trustees Kugler and Wiles-Roberson are members of the Executive Committee.

PRICING AND INVESTMENT COMMITTEE:   The Pricing
and Investment Committee determines in good faith a fair value for any of the Company's portfolio investments that do not have a readily available market quotation or sales price. The Committee then presents such valuations and the basis therefor at the next meeting of the Board of Trustees for their good faith confirmation or change. Trustee Kugler is a member of the Pricing and Investment Committee. Bob Grandhi, the Chief Investment Officer of Monument
Advisors, is also a member of the Pricing and Investment Committee.

NOMINATING COMMITTEE: The Nominating Committee nominates candidates for election to the Board of Trustees, whether such candidates be interested or non-interested persons of the Company.
Trustees Carb, Dates, DeBakey, White, and Wiles-
Roberson are members of the Nominating Committee.


PRINCIPAL HOLDERS OF SECURITIES

As of November 9, 2000:  Charles Schwab & Co.,
Inc. owned of record 5.06% of the Monument
Digital Technology Fund Class A Shares; First
Clearing Corporation owned of record 24.85% of the Monument Digital Technology Fund Class C
Shares; Dain Rauscher, custodian for Jimmie M.
Farmer, owned of record 18.61% of the Monument
Digital Technology Fund Class C Shares; NFSC
F/B/O Joseph W. Hug owned of record 7.96% of the Monument Digital Technology Fund Class C Shares;
Stifel Nicolaus & Co., Inc. F/B/O Gary P. Laun owned of record 7.72% of the Monument Digital
Technology Fund Class C Shares.

As of November 9, 2000:  First Union Securities,
Inc. owned of record 20.02% of the Monument
Medical Sciences Fund Class C Shares; Manoj K.
Singh owned of record 18.16% of the Monument
Medical Sciences Fund Class C Shares; PaineWebber owned of record F/B/O of Harriet Raskin 18.14% of the Monument Medical Sciences Fund Class C
Shares; Donaldson Lufkin Jenrette Securities
Corp., Inc. owned of record 16.45% of the Monument Medical Sciences Fund Class C Shares;

As of November 9, 2000:  U.S. Clearing Corp.
owned of record 46.59% of the Telecommunications
Fund Class C Shares; Robert W. Baird & Co., Inc.
owned of record 26.41% of the Telecommunications
Fund Class C Shares; Bear Stearns Securities
Corp. owned of record 19.12% of the
Telecommunications Fund Class C Shares;
PaineWebber F/B/O Gloria Lazarus owned of record
8.83% of the Telecommunications Fund Class C
Shares;


INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR.  Monument Advisors, Ltd.,
("Advisor") located at 7201 Wisconsin Avenue,
Suite 650, Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc., which in turn is principally owned and controlled by David A. Kugler, President of
Advisors, and President of the Company.  David A.
Kugler is an affiliate of the Company and Advisors. Advisors also manages the portfolio investments of qualified individuals, retirement plans, and trusts.

Under to the Advisory Agreement with the Company, Advisors receives a monthly fee from each Fund, payable twice per month. This fee is calculated as an annualized rate of 1.25% of the monthly average net assets of each Fund through $250 million; 1.00% of the monthly average net assets between $250 and $500 million; 0.875% of the monthly average net assets between $500 million and $750 million; 0.75% of the monthly average net assets between $750 and $1 billion; and 0.625% of the monthly average net assets over $1 billion. A voluntary Expense Limitation
Agreement is in effect through May 1, 2001, pursuant to which the Advisor has agreed to waive or reimburse the fund for certain expenses. The expense limit is subject to change at the discretion of the Board of Trustees. The Board has exercised its discretion on several occasions to raise the expense cap for the ultimate benefit of the Fund and its shareholders. During contract periods when total expenses are below the cap, the Funds may reimburse the Advisor for fees waived or expenses reimbursed under the expense limitation agreement on a rolling five-year basis. Reimbursements must be approved quarterly by the Board of Trustees.

ADVISORY AGREEMENT.  Pursuant to the Advisory
Agreement, Advisors provides the following services to each Fund: (1) furnishing an investment program (a) determining what investments a Fund should purchase, hold, sell, or exchange; (b) determining the manner in which to exercise any voting rights, rights to consent to corporate action, or other rights pertaining to a Fund's investment securities; (c) rendering regular reports to the Company regarding the decisions that it has made with respect to the investment of the assets of each Fund and the purchase and sale of its investment securities
(including the reasons for such decisions, the extent to which it has implemented such decisions, and the manner in which it has exercised any voting rights, rights to consent to corporate action, or other rights pertaining to a Fund's investment securities); (d) placing orders for the execution of each Fund's securities transactions (in accordance with any applicable directions from the Board of Trustees) and rendering certain reports to the Company regarding brokerage business placed by Advisors;
(e) using its best efforts to recapture all available tender offer solicitation fees in connection with tenders of the securities of any Fund, and any similar payments; (4) advising the Board of Trustees of any fees or payments of whatever type that it may be possible for Advisors or an affiliate thereof to receive in connection with the purchase or sale of investment securities for any Fund; (5) assisting the Custodian with the valuation of the securities of each Fund, and in calculating the net asset value of each Fund; (6) providing assistance to the Company with respect to the Company's registration statement, regulatory reports, periodic reports to shareholders and other documents (including tax returns), required by applicable law; (7) providing assistance to the Company with respect to the development, implementation, maintenance, and monitoring of a compliance program; and (8) furnishing, at its own expense, adequate facilities and personnel for the Trustees and officers of the Company to manage the Company's affairs.

The Advisory Agreement for both the Medical
Sciences Fund and the Telecommunications Fund was originally approved by the Board of Trustees on October 27, 1997. The Advisory Agreement for the
Internet Fund was originally approved by the Board of Trustees on June 30, 1998. Each agreement was subsequently approved by the initial shareholder of each Fund, following his investment of each Fund's initial capitalization.
The Board approved a revision of the Advisory
Agreement as to each of the Funds on March 18, 2000, and the shareholders of the Internet, Medical Sciences and Telecommunications Funds approved the change on June 28, 2000. The
Advisory Agreement will remain in effect from year to year as long as its continuance is specifically approved at least annually by a vote of the Board of Trustees (on behalf of each Fund) or by a vote of the holders of a majority of each Fund's outstanding voting securities (as defined by the 1940 Act). In either case, the vote must be cast by a majority of Board members who are not interested persons or Advisors of the Company
(other than as members of the Board of Trustees).
Voting must occur in person at a meeting specifically called for that purpose. The
Advisory Agreement may be terminated without penalty at any time by the Board of Trustees or Advisors. With respect to an individual Fund, the Advisory Agreement may be terminated by a vote of a majority of the Fund's shareholders.
Termination either occurs on 60 days written notice, or automatically in the event of an assignment of the agreement, as defined in the 1940 Act.

PRINCIPAL UNDERWRITER. Monument Distributors, located at 7920 Norfolk Avenue, Suite 500,
Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc. Monument
Advisors, and serves as the principal underwriter of each Fund. David A. Kugler is an affiliate of the Company and Monument Distributors.

Pursuant to a "Distribution Agreement," Monument
Distributors has agreed to use its best efforts as principal underwriter to promote the sale of each Fund's shares in a continuous public offering. On October 27, 1997, the Distribution
Agreement (dated November 27, 1997) was approved as to each Fund in existence at that time by the Board of Trustees. The Distribution Agreement was approved as to each subsequently-formed Fund at the time the Board authorized the Fund's creation. The Distribution Agreement is in effect for two years from the date of its execution and will continue to be in effect thereafter if approved annually by a vote of the Board of Trustees, or by a vote of the holders of a majority of the Company's outstanding voting securities. In either case, votes must be cast by a majority of Board members who are not parties to the Distribution Agreement or interested persons of any such party (other than as members of the Board of Trustees). Votes must also be cast in person at a meeting called specifically for that purpose. The Distribution
Agreement terminates automatically in the event of its assignment and may be terminated by either party on 60 days written notice.

Monument Distributors pays the expenses of distributing the Company's shares, including advertising expenses and the cost of printing sales materials and prospectuses. The Company pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Monument Distributors) and of sending prospectuses to existing shareholders.

For its services, Monument Distributors receives a commission for the sale of each Fund's shares
(in the amount set forth, and as described, in the Prospectus).

PLAN OF DISTRIBUTION (RULE 12b-1 PLANS).  The
Board of Trustees has adopted a Plan of
Distribution pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan") for the Class A,
Class B and Class C Shares of each Fund. A Plan was adopted with respect to the Class A Shares of the Medical Sciences and Telecommunications Funds on October 27, 1997. A Plan of Distribution was approved on behalf of the Class A Shares of the Digital Technology Fund on June 30, 1998. Rule
12b-1 Plans were approved for Class B Shares of the above Funds effective October 1, 1999,and the Class B Share Rule 12b-1 Plan was revised effective September 22, 2000. Plans were approved for Class C Shares of the Funds listed above, as well as for Classes A, B and C of the New Economy Fund, effective June 30, 2000.

Pursuant to these Distribution Plans, Monument
Distributors is entitled to receive a 12b-1 fee for certain activities and expenses that are intended to result in the sale of Fund shares.
The Board of Trustees adopted the Distribution
Plan for the purpose of increasing the sale of each Fund's shares, thereby lowering overall Fund expenses through economies of scale. Each Plan is in effect for an initial one year period, and will remain in effect provided that the Board of Trustees (including a majority of Rule 12b-1
Trustees described below) approves its
continuance by votes cast in person at an annual meeting called for that purpose. Rule 12b-1
Trustees include those Trustees who are not interested persons of the Company, and who have no direct or indirect financial interest in the operation of the Plan or any related agreements.

Pursuant to each Plan, each Fund may finance any activity or expense that is intended primarily to result in the sale of its shares. Under the Plans, each Fund may pay a fee ("12b-1 fee") to Distributors up to a maximum of 0.50%, on an annualized basis, of its average daily net assets for Class A Shares, and up to a maximum of 1.00% for Class B and Class C Shares. The Company may pay the 12b-1 fee for activities and expenses borne in the past in connection with its shares as to which no 12b-1 fee was paid because of the maximum limitation.

The activities and expenses financed by the 12b-1 fee may include, but are not limited to:
(1) compensation for expenses (including overhead and telephone expenses) incurred by employees of Distributors who engage in the distribution of the shares of each Fund; (2) printing and mailing of prospectuses, statements of additional information, and periodic reports to prospective shareholders of each Fund; (3) expenses relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to each Fund; (4) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the shares of each Fund; (5) expenses of holding seminars and sales meetings designed to promote the distribution of the shares of each Fund; (6) expenses of obtaining information and providing explanations to prospective shareholders of each Fund regarding its investment objectives and policies and other information pertaining to it, including its performance; (7) expenses of training sales personnel offering and selling each Fund's shares; and (8) expenses of personal services and/or maintenance of shareholder accounts with respect to the shares of each Fund.

A majority of Rule 12b-1 Trustees must approve material amendments to the Plan. In addition, the amount payable by a Fund under the Plan may not materially increase without the approval of a majority of the outstanding voting securities of that Fund. With respect to each individual, the Plan may be terminated at any time by a majority of Rule 12b-1 Trustees or by a majority of the outstanding voting securities of that Fund.

RULE 18f-3 PLAN.  At a meeting held on August 7,
1999, the Board adopted a Rule 18f-3 Multiple
Class Plan on behalf of the Fund for the benefit of each of its series. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another
Fund; and (iii) the Fund's Class B Shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion. At present, each Fund offers
Class A Shares charging a front-end sales charge, Class B Shares imposing a sales charge upon the sale of shares within six years of purchase, and Class C Shares for certain institutional shareholders.

CODE OF ETHICS. The Fund, its investment advisor and distributor have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, as required by applicable law. The Code is designed to prevent affiliated persons of the Fund, its advisor and the distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund. The Code of Ethics permits personnel subject to the Code to invest in securities. Personnel may invest in securities that may be purchased or held by the Fund, subject to pre-clearance requirements. There can be no assurance that the Codes of Ethics will be effective in preventing unlawful activities. The
Code of Ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http://www.sec.gov.

CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT.
PFPC Trust,  located at 200 Stevens Drive,
Lester, Pennsylvania 19113, acts as custodian of the assets of each Fund, including securities and cash received in connection with the purchase of Fund shares. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities. Monument Fund Accounting,
Inc., 7920 Norfolk Avenue, Bethesda, Maryland
20814, serves as the investment accounting agent for each Fund's portfolio securities and other assets. Monument Fund Accounting has retained the services of PFPC, Inc., 400 Bellevue Parkway,
Wilmington, Delaware, to assist in providing investment accounting services. Monument
Shareholder Services, Inc. ("MSSI"), 7920 Norfolk
Avenue, Bethesda, Maryland 20814, serves as the transfer agent and dividend disbursing agent for each Fund. Pursuant to a Sub-Transfer Agency
Agreement entered into between MSSI and PFPC, Inc. dated September 16, 2000, PFPC, Inc. has assumed the transfer agent, dividend disbursing and shareholder servicing functions on behalf of the Funds.

FUND ADMINISTRATION.  Pursuant to an
Administrative Services Agreement with the
Company dated September 18, 2000 (the
"Administrative Agreement"), Monument Shareholder
Services, Inc. (the "Administrator"), 7920
Norfolk Avenue, Bethesda, Maryland 20814, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Investment Advisor. The
Administrator has entered into a Sub-
Administration Services Agreement with PFPC, Inc.
to which the Administrator has delegated a portion of its duties for the benefit of the Fund. The Administrator and PFPC, Inc. provide certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.
As administrator, the Administrator and PFPC, Inc. receive an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 13.5% (10% to the Administrator and 3.5% to PFPC, Inc., subject to a minimum amount of $6,250 per year to PFPC, Inc. for a period of two years from the date of the Administrative
Agreement.

INDEPENDENT PUBLIC ACCOUNTANT.  Deloitte & Touche
LLP, located at 116-300 Village Boulevard,
Princeton, New Jersey 08540, serves as the
Company's independent public accountant.

INDEPENDENT COUNSEL. Beth-ann Roth, P.C., located at 9204 Saint Marks Place, Fairfax,
Virginia 22031, serves as independent counsel to the Funds and to the Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Advisors, pursuant to the Advisory Agreement and subject to the general control of the Board of Trustees, places all orders for the purchase and sale of securities of each Fund. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best combination of price and execution ("best execution") available. Advisors will consider such factors as it deems relevant, including the extent of the security market, the financial condition and execution capability of the broker-dealer, and the reasonableness of any commission.

In the allocation of brokerage business used to purchase securities for a Fund, Advisors may give preference to those broker-dealers who provide brokerage, research, or other services to Advisors as long as there is no sacrifice in obtaining best execution. Such services may include the following: (1) advice concerning the value of securities (the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities); (2) analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and (3) various functions incidental to effecting securities transactions, such as clearance and settlement. Research generated by broker-dealers who execute transactions on behalf of the Company may be useful to Advisors in rendering investment management services to other clients (including affiliates of Advisors).
Conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to Advisors in carrying out its obligations to the Company.
While such research may be used by Advisors in providing investment advice to all its clients
(including affiliates of Advisors), not all of it may be used by Advisors for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by Advisors, and the expenses of Advisors will not necessarily be reduced by the receipt of supplemental research.

Advisors may use the services of an affiliated broker-dealer, either Monument Distributors, Inc.
or FISN, to execute portfolio securities transactions, including transactions that may otherwise not be feasible to send to other broker-dealers because of such factors as the small size of the transaction. Commissions paid to FISN during the past fiscal years for securities transactions on behalf of the Funds amounted to $85,009 for fiscal year ended October
31, 1999, and $158,127 for fiscal year ended
October 31, 2000.  During fiscal year ended
October 31, 2000, commissions paid to FISN as a percentage of the overall total commissions paid by the Funds was 25.36%. During fiscal year ended October 31, 2000, the aggregate dollar amount of commissions paid to FISN as compared to the total aggregate dollar amount paid by the Funds was 19.64%. The difference in percentages resulted from factors related to why FISN was used as the broker-dealer of choice in a particular instance, such as the ability to get execution on trades that other broker-dealers may not have been able to process for the Funds on as favorable terms, or at all.

When portfolio transactions are executed on a securities exchange, the amount of commission paid by a Fund is negotiated between Advisors and the broker executing the transaction. Advisors will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisors, a better price and execution can otherwise be obtained.
Purchases of portfolio securities from
underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price. Occasionally, securities may be purchased directly from the issuer, which does not involve the payment of commissions.

Monument Advisors may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender offer solicitation. As a means of recapturing brokerage for the benefit of such Fund, any portfolio securities tendered by the Fund will be tendered through Advisors if it is legally permissible to do so. The next advisory fee payable to Advisors will be reduced by the cash amount received by Advisors, less any costs and expenses incurred in connection with the tender. Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any of its Funds, or by other accounts or companies for which Advisors provides investment advice (including affiliates of
Advisors). On occasions when Advisors deems the purchase or sale of a security to be in the best interest of the Company, as well as Advisors' other clients, Advisors, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions (if any). In such event, Advisors will allocate the securities so purchased or sold, as well as the expenses incurred in the transaction, in the manner it considers to be most equitable and consistent with its fiduciary obligations to all customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

VOTING. Shares of each Fund have equal voting rights, except that shareholders of each Fund will vote separately on matters affecting only that Fund. Fractional shares have proportionately the same rights as do full shares. The voting rights of each Fund's shares are non-cumulative, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees have the ability to elect all of the Trustees, with the result that the holders of the remaining voting shares will not be able to elect any Trustee.

The Company does not intend to hold annual shareholder meetings, though it may, from time to time, hold special meetings of Fund shareholders, as required by applicable law. The Board of Trustees, in its discretion, as well as the holders of at least 10% of the outstanding shares of a Fund, may also call a shareholders meeting.
The federal securities laws require that the Funds help you communicate with other shareholders in connection with the election or removal of members of the Board.

FURTHER DESCRIPTION OF THE COMPANY'S SHARES

VOTING RIGHTS.  According to the Company's By-
Laws, and under Delaware law, an annual
shareholder meeting need not be held in any year in which Trustees must be elected (as dictated by the 1940 Act). On any matter submitted to the shareholders, each shareholder is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAV of the Fund's shares. On matters affecting one
Fund differently from the another Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund. Shares do not have cumulative voting rights. In other words, holders of more than 50% of the shares elect 100% of the Board of Trustees, while the holders of less than 50% of the shares may not elect any person as a Trustee.
Shareholders of a particular Fund may have the power to elect all of the Company's Trustees if that Fund has a majority of the total outstanding shares of the Company.

DIVIDEND RIGHTS. Income dividends and capital gain distributions on shares of a particular Fund may be paid with such frequency as the Board of Trustees determines. This may occur daily, or with such frequency as the Board of Trustees determines by resolution. Dividends and distributions may be paid to shareholders of a particular Fund from the income and capital gains, accrued or realized, attributable to the assets belonging to that Fund, after the Board of Trustees provides for the Fund's actual and accrued liabilities. All dividends and distributions on shares of a particular series or class will be distributed pro rata to the shareholders in proportion to the number of shares held by them on the date and time of record established for the payment of such dividends or distributions. The Board of Trustees may declare and distribute a stock dividend to shareholders of Fund through the distribution of shares of another Fund.

LIQUIDATION RIGHTS. In the event of the liquidation of a Fund, the shareholders of that Fund will be entitled to receive (when and as declared by the Board of Trustees) any of a Fund's assets that are in excess of its liabilities. The shareholders of one Fund will therefore not be entitled to any distribution upon liquidation of another Fund. The assets distributed to the shareholders of a Fund will be in proportion to the number of shares of that Fund held by each shareholder as recorded on the Company books. The liquidation of any particular
Fund in which there are outstanding shares may be authorized by an instrument in writing signed by a majority of the Trustees then in office, subject to the affirmative vote of "a majority of the outstanding voting securities" of that Fund, as the quoted phrase is defined in the 1940 Act.

PREEMPTIVE, CONVERSION, AND TRANSFER RIGHTS.
When issued, each Fund's shares are fully paid, non-assessable, have no pre-emptive or subscription rights, and are fully transferable
(the Board of Trustees may, however, adopt lawful rules and regulations with reference to the method of transfer). Subject to the 1940 Act, the Board of Trustees has the authority to allow a shareholder the option of exchanging his or her shares for shares of the another Fund in accordance with such requirements and procedures as the Board of Trustees may establish.

BUYING, REDEEMING, AND EXCHANGING SHARES

ADDITIONAL INFORMATION ON BUYING SHARES.  The
Company currently offers shares of the Funds through advertisements and mailings. In the future, shares may be offered on the Internet.
When you buy shares, if you submit a check or a draft that is returned unpaid to the Company we may impose a $50 charge against your account for each returned item. Brokers through which you buy shares may designate intermediaries to accept orders on behalf of the Funds.

REINVESTMENT DATE. Fund shares acquired through the reinvestment of dividends will be purchased at the Fund's net asset value, as determined on the business day following the dividend record date (sometimes known as the "ex-dividend date").
The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON REDEEMING SHARES:
REDEMPTIONS IN KIND. The Company, on behalf of the Funds, will pay in cash (by check) all requests for redemption by any shareholder of record of a Fund. The amount is limited, however, during any 90-day period, to the lesser of $250,000 or 1% of the value of a Fund's net assets at the beginning of the 90-day period.
This commitment is irrevocable without the prior permission of the SEC. If redemption requests exceed these amounts, the Board of Trustees reserves the right to make payments in whole or in part using securities or other assets of a Fund (if there is an emergency, or if a cash payment would be detrimental to the existing shareholders of the Fund). In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees as a result of converting the securities to cash. The
Company does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

ADDITIONAL INFORMATION ON EXCHANGING SHARES. If you request the exchange of the total value of your account from one Fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new Fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell
their shares of a Fund under the exchange
privilege, within a short period, the Fund may
have to sell portfolio securities that it would
otherwise have held, thus incurring additional
transactional costs.  Increased use of the
exchange privilege may also result in periodic
large inflows of money.  If this occurs, it is
each Fund's general policy to initially invest in
short-term,  interest-bearing money market
instruments.   However,  if Advisors  believes
that attractive  investment opportunities
(consistent with a Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of each Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form.
See "Buying, Redeeming, and Exchanging Shares" in the Prospectus.

ADDITIONAL INFORMATION ON SALES CHARGES. Unless otherwise described in the Prospectus, the offering price of each Fund's shares is based on that Fund's NAV per share, plus an initial sales charge that is paid to Monument Distributors. See
"Public Offering Price," "Redemption Price,"
"Buying Fund Shares", and "Net Asset Value" in the Prospectus.

Initial sales charges do not apply to certain share classes, classes of persons, or transactions, as described in the Prospectus. A sales charge may be waived because a transaction involves a different level of expense than the sale of Fund shares to the general public. See
"Waiver of Sales Charge" in the Prospectus. In addition, as shown in the table under "Public
Offering Price" in the Prospectus, initial sales charges decline as the amount of Fund shares purchased increases to reflect certain economies of scale in the selling effort associated with larger purchases.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES.
Class B Shares of the Fund will automatically convert to Class A Shares of the respective Fund, based on the relative net asset values per share of the aforementioned classes, eight years after the end of the calendar month in which your Class
B share order was accepted. For the purpose of calculating the holding period required for conversion of Class B Shares, order acceptance shall mean: (1) the date on which such Class B
Shares were issued, or (2) for Class B Shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B Shares) the date on which the original Class B Shares were issued. For purposes of conversion of Class B Shares, Class B
Shares purchased through the reinvestment of dividends and capital gain distribution paid in respect of Class B Shares, Class B Shares will be held in a separate sub-account. Each time any Class B Shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The portion will be determined by the ratio that the shareholder's Class B Shares converting to Class
A Shares bears to the shareholder's total Class B
Shares not acquired through the reinvestment of dividends and capital gain distributions. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

WHETHER A CONTINGENT DEFERRED SALES CHARGE
APPLIES. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing
(1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the six-year period.

GENERAL INFORMATION. We will consider dividend and capital gain distribution checks that the U.S. Postal Service returns marked "unable to forward" as a request by you to change your dividend option to reinvest all distributions.
We will reinvest the proceeds in additional shares at the net asset value of the applicable
Fund(s) until we receive new instructions.

Your account may be classified as "lost" if first class mailings are returned twice within 30 days as "undeliverable" and the Postal Service is unable to provide any forwarding information. In that event the Fund's transfer agent, at no cost to you will make at least two searches against national data bases to attempt to determine your current address. If we are then still unable to determine your current mailing address, we may deduct from your account the cost of our efforts to find you, as, for example, when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and any other available payment mediums that you use buy or sell shares of a Fund must be denominated in U.S. dollars.
We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

VALUATION OF FUND SHARES

For the purpose of determining the aggregate net assets of a Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ
National Market System (for which market quotations are readily available) are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the closing bid and asked prices on that day. Over-the-counter portfolio securities
(other than securities reported on the NASDAQ
National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Portfolio securities that are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisors. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by a Fund is its last sale price on the relevant exchange prior to the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and asked prices, options are valued within the range of the current closing bid and asked prices if the valuation is believed to fairly reflect the contract's market value.

In most cases, trading in corporate bonds, U.S.
government securities, and money market
instruments is substantially completed each day at various times before the scheduled close of the Exchange. The values used in computing the net asset value of each Fund is determined as of those times. Occasionally, events which affect the values of these securities occur between the times they are determined and the scheduled close of the Exchange and are therefore not reflected in the computation of the net asset value of a Fund. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board of Trustees or their designees.

Securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service. In this case, the security's is based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk, and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined by procedures approved by the Board of Trustees. With the Board's approval, a Fund may utilize a pricing service to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. You may receive two types of distributions from a Fund:

1.	Income dividends.  Each Fund receives
income in the form of dividends, interest, and other investment-derived income. The total income, less expenses incurred in the Fund's operation, is its net investment income, from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2.	Capital gain distributions.  The Funds may
derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from net short-term and net long-term capital gains (after taking into account any capital loss carry forward or post-October loss deferral) may be made annually in December, and reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year as well as any undistributed capital gains from the prior fiscal year. Each
Fund may make more than one capital gain distribution in any year or adjust the timing of these distributions for operational or other reasons.

TAXES. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Board of Trustees reserves the right to alter a Fund's qualified status as a regulated investment company if this is deemed more beneficial to the shareholders. If the Board elected to take such action, that individual Fund would be subject to federal and possibly state corporate taxes on its taxable income and gains. In either case, distributions to shareholders are taxable to the extent of the Fund's available earnings and profits.

In addition to the limitations discussed below, all or a portion of the income dividends paid by a Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends received deduction under federal income tax law. If the aggregate qualifying dividends received by a Fund (generally dividends from U.S.
domestic corporations stock which is not debt-financed by the Fund and is held for a minimum period) is less than 100% of its distributable income, then the amount of income dividends paid to corporate shareholders which is eligible for such deduction may not exceed the aggregate amount of qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by each Fund in the Company's annual report to shareholders.

Corporate shareholders should note that income dividends and distributions paid by a Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by a Fund as a dividend will not qualify for the dividends-received deduction. Corporate shareholders should also note that the availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held
(or deemed held) for more than 45 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in shares of a Fund. Corporate shareholders whose investment in a Fund is "debt-financed" for tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction. The entire income dividend and capital gain distribution, including the portion which is treated as a deduction, may be included in the tax base on which the alternative minimum tax is computed.
Under certain circumstances, this may also result in a reduction in the shareholder's tax basis in its Fund shares, if the shares have been held for less than two years.

The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, and at least 98% of its capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund).
These amounts must be distributed to you by December 31 of each year in order to avoid the imposition of a federal excise tax. For tax purposes, under these rules those capital gain distributions that are declared in October, November, or December but for operational reasons may not be paid to you until the following
January, will be treated as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. Each
Fund intends as a matter of policy to declare any such capital gain distributions in December and to pay them in either December or January in order to avoid the imposition of this tax. Each
Fund does not guarantee, however, that its capital gain distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions of a Fund's shares and exchanges of shares of one Fund for those of another may result in a gain or loss for federal and state income tax purposes. For most shareholders, gain or loss will be an amount equal to the difference between the shareholder's basis in the shares and the amount realized from the transaction, subject to the rules described below. If such shares are a capital asset in the hands of the shareholder, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares of a Fund will be disallowed to the extent that other shares of the Fund are purchased (through reinvestment of income dividends, capital gain distributions or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares repurchased. All or a portion of the sales charge incurred in buying shares of a Fund will not be included in the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in another Fund of the Company and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of a Fund's shares.

A Fund's investment in options and futures contracts, including any stock options, stock index options, stock index futures, and options on stock index futures are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under
Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, a Fund's treatment of certain other options, futures, and forward contracts entered into by a Fund is generally governed by Section
1256 of the Code. These Section 1256 positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts, and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each
Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end
(except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Fund. The acceleration of income on
Section 1256 positions may require a Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of its shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by a Fund.

When a Fund holds an option or other contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund
(as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities, and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

In order for each Fund to qualify as a regulated investment company, at least 90% of each Fund's annual gross income must consist of dividends, interest, and certain other types of qualifying income. Foreign exchange gains earned through a Fund's investment in stock or securities, as well as options or futures based on those stocks or securities, is considered qualifying income for purposes of this 90% limitation.

The Funds may be subject to foreign withholding taxes or other foreign taxes on income (including capital gains) on certain of its foreign investments, thus reducing the return on those investments. In any year in which a Fund qualifies, it may elect to allow certain shareholders to take a credit or a deduction for their shares of qualified foreign taxes paid by the Fund in their gross income total. Each shareholder would then include in his or her gross income (in addition to dividends actually received) his or her share of the amount of qualified foreign taxes paid by the Fund. If this election is made, the Fund will notify its shareholders annually as to their share of the amount of qualified foreign taxes paid and the foreign source income of the Fund.

PERFORMANCE INFORMATION

From time to time, each Fund may state its average annual and cumulative total returns in advertisements and sales literature. SUCH
PERFORMANCE DOES NOT REPRESENT THE ACTUAL
EXPERIENCE OF ANY PARTICULAR INVESTOR, AND IS NOT
NECESSARILY INDICATIVE OF FUTURE RESULTS.

AVERAGE ANNUAL TOTAL RETURN. Each Fund computes its average annual total return according to the following formula prescribed by the SEC:

P(l+T)n = ERV

Where:

P = a hypothetical initial investment of
$1,000
T = average annual total return
n = number of years
ERV  = ending redeemable value of a hypothetical
$1,000 investment made at the beginning of the one-, five-, ten-year or shorter period shown

Average annual total return calculations reflect the deduction of a maximum front-end sales charge, where applicable, from the hypothetical initial $1,000 purchase, and the reinvestment of income dividends and capital gain distributions at net asset value. In calculating the ending redeemable value for Class A Shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial $1,000 payment and, for Class B Shares, the applicable CDSC imposed upon redemption of Class B Shares held for the period is deducted. For Class C Shares the maximum 1% front-end sales charge is deducted. The calculations do not reflect the deduction for the Rule 12b-1 fee until such charge is actually assessed. Each Fund may also show average annual total return calculations.

CUMULATIVE TOTAL RETURN. Each Fund may also quote its cumulative total return in advertisements and sales literature. Each Fund computes cumulative total return in a manner similar to that used to average annual total return, except that it will not annualize the results. The SEC has not prescribed a standard formula for computing cumulative total return.
The Funds calculate cumulative total return according to the following formula:

C = (ERV/P) -1

Where:

P = a hypothetical initial investment of
$1,000
C = cumulative total return
ERV  = ending redeemable value of a hypothetical
$1,000 investment made at the beginning of the one-, five-, ten-year or shorter period shown

Cumulative total return calculations also reflect the deduction of a maximum front-end sales charge from the hypothetical initial $1,000 purchase, and the reinvestment of income dividends and capital gain distributions at net asset value.
The calculations do not reflect the deduction for the Rule 12b-1 fee until such charge is actually assessed.

OTHER PERFORMANCE QUOTATIONS. Each Fund may, from time to time, quote average annual and cumulative total returns using different assumptions about applicable sales charges.

VOLATILITY. Occasionally, a Fund may include in advertisements and sales literature statistics that show the volatility or risk of an investment in the Fund, as compared to a market index. One measure of volatility is beta. Beta is the volatility of a Fund relative to the total market, as represented by an index considered representative of the types of securities in which the Fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation.
Standard deviation measures the variability of net asset value or total return of a Fund around an average over a specified period of time. The greater the standard deviation, the greater the assumed risk in achieving performance.

PERFORMANCE COMPARISONS

To help you better evaluate how an investment in
a Fund may satisfy your investment objectives,
advertisements and sales materials about a Fund
may discuss certain measures of performance as
reported by various financial publications.
These materials also may compare a Fund's
performance to that of other investments,
indices, performance rankings, averages and other
information prepared by recognized  mutual fund
statistical  services.   In addition,
advertisements and sales literature for each Fund may discuss certain performance information set out in the various financial publications listed below.

1.	Dow Jones Composite Average or its component
averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow
Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

2.	Standard & Poor's 500 Stock Index or its
component indices an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks.
Comparisons of performance assume reinvestment of dividends.

3.	The New York Stock Exchange composite or
component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the New York Stock
Exchange.

4.	Wilshire 5000 Equity Index - represents the
return on the market value of all common equity securities for which daily pricing is available.
Comparisons of performance assume reinvestment of dividends.

5.	Lipper - Mutual Fund Performance Analysis and
Lipper - Fixed Income Fund Performance Analysis - measure of total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

6.	CDA Mutual Fund Report, published by CDA
Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

7.	Mutual Fund Source Book, published by
Morningstar, Inc. - analyzes price, yield, risk, and total return for equity Fund.

8.	Value Line Index - an unmanaged index which
follows the stock of approximately 1,700 companies.

9.	Consumer Price Index (or Cost of Living Index),
published by the U.S. Bureau of Labor Statistics a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

10.	Historical data supplied by the research
departments of First Boston Corporation, the J.P.
Morgan companies, Salomon Brothers, Merrill
Lynch, Lehman Brothers and Bloomberg L.P.

11.	Financial publications:  The Wall Street Journal,
Business Week, Changing Times, Financial World,
Forbes, Fortune, and Money magazines provide performance statistics over specified time periods.

12.	Russell 3000 Index - composed of 3,000 large U.S.
companies by market capitalization, representing approximately 98% of the U.S. equity market.
The average market capitalization (as of May
1995) is $1.74 billion.

13.	Russell 2000 Small Stock Index - consists of the
smallest 2,000 companies in the Russell 3000
Index, representing approximately 11% of the Russell 3000 total market capitalization. The average market capitalization (as of May 1995) is $288 million.

14.	Stocks, Bonds, Bills, and Inflation, published by
Ibbotson Associates-historical measure of yield, price, and total return for common and small company stock, long-term government bonds,
Treasury bills, and inflation.

15.	Morningstar - information published by
Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its class.

Advertisements also may compare a Fund's performance to the return on certificate of deposits ("CDs") or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. Government. An investment in a Fund is not insured by any federal, state or private entity.

FINANCIAL INFORMATION

Financial Highlights, Statements and Reports of
Independent Accountants. You can receive free copies of reports, request other information and discuss your questions about the Funds by contacting the Funds directly at:

The Monument Funds Group, Inc.
7201 Wisconsin Avenue, Suite 650
Bethesda, Maryland 20814

The books of each Fund will be audited at least once each year by Deloitte & Touche LLP, of Princeton, New Jersey.

The Fund's audited financial statements and associated notes for the year ended October 31, 1999, and the unqualified report of Deloitte &
Touche LLP on the financial statements (the
"Report"), are incorporated by reference into this SAI and are included in the Fund's 1999 annual report to shareholders (the "Annual
Report"). An investor may obtain a copy of the Annual Report free of charge by writing to the Fund or calling 1-888- 420-9950.




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